GE CAPITAL LIFE SEPARATE ACCOUNT II

Financial Statements

December 31, 2002

(With Independent Auditors’ Report Thereon)

GE CAPITAL LIFE SEPARATE ACCOUNT II

December 31, 2002

Independent Auditors’ Report

Contract Owners

GE Capital Life Separate Account II

    and

The Board of Directors

GE Capital Life Assurance Company of New York:

We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Growth Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; The Alger American Fund — Alger American Growth Portfolio, Alger American Small Capitalization Portfolio; Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio — Class B, Premier Growth Portfolio — Class B, Quasar Portfolio — Class B; Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares; Federated Insurance Series — Federated American Leaders Fund II — Primary Shares, Federated High Income Bond Fund II — Primary Shares, Federated High Income Bond Fund II — Service Shares, Federated International Small Company Fund II, Federated Utility Fund II; Fidelity Variable Insurance Products Fund (“VIP”) — VIP Equity-Income Portfolio, VIP Equity-Income Portfolio — Service Class 2, VIP Growth Portfolio, VIP Growth Portfolio — Service Class 2, VIP Overseas Portfolio; Fidelity Variable Insurance Products Fund II (“VIP II”) — VIP II Asset ManagerSM Portfolio, VIP II Contrafund® Portfolio, VIP II Contrafund® Portfolio — Service Class 2; Fidelity Variable Insurance Products Fund III (“VIP III”) — VIP III Growth & Income Portfolio, VIP III Growth & Income Portfolio — Service Class 2, VIP III Growth Opportunities Portfolio, VIP III Mid Cap Portfolio — Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust (VIT) —Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series — Aggressive Growth Portfolio, Aggressive Growth Portfolio — Service Shares, Balanced Portfolio, Balanced Portfolio —Service Shares, Capital Appreciation Portfolio, Capital Appreciation Portfolio — Service Shares, Flexible Income Portfolio, Global Life Sciences Portfolio — Service Shares, Global Technology Portfolio — Service Shares, Growth Portfolio, Growth Portfolio — Service Shares, International Growth Portfolio, International Growth Portfolio — Service Shares, Worldwide Growth Portfolio, Worldwide Growth Portfolio — Service Shares; J.P. Morgan Series Trust II — Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series — Service Class Shares, MFS® Investors Trust Series — Service Class Shares, MFS® New Discovery Series — Service Class Shares, MFS® Total Return Series — Service Class Shares, MFS® Utilities Series — Service Class Shares; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA — Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio — Administrative Class Shares, High Yield Portfolio —Administrative Class Shares, Long-Term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio —Administrative Class Shares; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc — Investors Fund, Strategic Bond Fund, Total Return Fund; Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares) as of December 31, 2002, the related statements of operations for the aforementioned funds and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds and the Van Kampen Life Investment Trust —Emerging Growth Portfolio — Class II Shares for each of the years or lesser periods in the two year period then ended, and the financial highlights for the aforementioned funds and the Van Kampen Life Investment Trust — Emerging Growth Portfolio — Class II Shares for each of the years or lesser periods in the two year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2002, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 28, 2003

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities

December 31, 2002

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$1,469	116,557	151,519	837,859	668,199	596,750
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	351	19	230	—	—

Total assets	1,469	116,908	151,538	838,089	668,199	596,750

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	23	28	164	239	212
Payable for units withdrawn	—	—	—	—	1,151	74

Total liabilities	—	23	28	164	1,390	286

Net assets attributable to variable deferred annuity contract owners	$1,469	116,885	151,510	837,925	666,809	596,464

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	94,583	112,540

Net asset value per unit: Type I	$—	—	—	—	7.05	5.30

Outstanding units (note 2b, 4a, and 5): Type II	151	10,256	13,055	75,286	—	—

Net asset value per unit: Type II	$9.70	6.65	5.95	6.23	—	—

Outstanding units (note 2b, 4a, and 5): Type III	—	988	768	20,837	—	—

Net asset value per unit: Type III	$—	6.63	5.93	6.21	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	5,694	8,091	18,661	—	—

Net asset value per unit: Type IV	$—	7.40	6.89	7.01	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	1,967	15,527	—	—

Net asset value per unit: Type V	$—	—	6.88	7.00	—	—

Investments in securities, at cost	$1,519	139,179	175,736	1,055,993	1,361,963	1,245,670

Shares outstanding	280	7,094	13,409	51,656	27,129	48,874

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
Assets
Investments at fair market value (see cost below; note 2a)	$2,022,775	394,334	77,594
Dividend receivable	—	—	—
Receivable from affiliate (note 4b)	—	—	—
Receivable for units sold	3,601	1,429	35

Total assets	2,026,376	395,763	77,629

Liabilities
Accrued expenses payable to affiliate (note 4c)	399	71	16
Payable for units withdrawn	—	—	—

Total liabilities	399	71	16

Net assets attributable to variable deferred annuity contract owners	$2,025,977	395,692	77,613

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	113,958	42,999	2,906

Net asset value per unit: Type II	$7.12	6.03	6.28

Outstanding units (note 2b, 4a, and 5): Type III	64,654	6,812	1,529

Net asset value per unit: Type III	$7.09	6.01	6.26

Outstanding units (note 2b, 4a, and 5): Type IV	70,629	10,095	7,344

Net asset value per unit: Type IV	$7.56	7.13	6.78

Outstanding units (note 2b, 4a, and 5): Type V	29,436	3,300	—

Net asset value per unit: Type V	$7.55	7.12	—

Investments in securities, at cost	$2,404,385	490,827	102,939

Shares outstanding	122,667	22,807	11,445

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Dreyfus
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (see cost below; note 2a)	$137,738	47,412
Dividend receivable	—	—
Receivable from affiliate (note 4b)	—	—
Receivable for units sold	701	—

Total assets	$138,439	47,412

Liabilities
Accrued expenses payable to affiliate (note 4c)	28	8
Payable for units withdrawn	—	—

Total liabilities	28	8

Net assets attributable to variable deferred annuity contract owners	$138,411	47,404

Outstanding units (note 2b, 4a, and 5): Type I	—	—

Net asset value per unit: Type I	$—	—

Outstanding units (note 2b, 4a, and 5): Type II	7,283	7,848

Net asset value per unit: Type II	$9.63	6.04

Outstanding units (note 2b, 4a, and 5): Type III	134	—

Net asset value per unit: Type III	$9.60	—

Outstanding units (note 2b, 4a, and 5): Type IV	6,285	—

Net asset value per unit: Type IV	$8.98	—

Outstanding units (note 2b, 4a, and 5): Type V	1,178	—

Net asset value per unit: Type V	$8.96	—

Investments in securities, at cost	$145,729	55,979

Shares outstanding	14,731	2,509

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
Assets
Investments at fair market value (see cost below; note 2a)	$591,010	345,845	600,595	38,641	374,362
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	549	8	—

Total assets	591,010	345,845	601,144	38,649	374,362

Liabilities
Accrued expenses payable to affiliate (note 4c)	161	112	111	7	110
Payable for units withdrawn	—	—	—	—	—

Total liabilities	161	112	111	7	110

Net assets attributable to variable deferred annuity contract owners	$590,849	345,733	601,033	38,642	374,252

Outstanding units (note 2b, 4a, and 5): Type I	71,618	39,512	—	—	59,594

Net asset value per unit: Type I	$8.25	8.75	—	—	6.28

Outstanding units (note 2b, 4a, and 5): Type II	—	—	44,925	2,096	—

Net asset value per unit: Type II	$—	—	9.58	6.37	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	3,837	—	—

Net asset value per unit: Type III	$—	—	9.55	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	12,646	2,767	—

Net asset value per unit: Type IV	$—	—	9.80	7.92	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	1,030	427	—

Net asset value per unit: Type V	$—	—	9.78	7.90	—

Investments in securities, at cost	$756,370	407,486	618,945	41,371	627,957

Shares outstanding	38,857	48,848	84,830	8,437	49,782

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)			Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at fair market value (see cost below; note 2a)	$1,788,013	1,058,539	1,369,548	420,762	520,089	334,804	2,515,608	825,034	972,898	477,591	568,402	1,346,140
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	511	—	684	177	—	—	1,183	—	177	—	212

Total assets	1,788,013	1,059,050	1,369,548	421,446	520,266	334,804	2,515,608	826,217	972,898	477,768	568,402	1,346,352

Liabilities
Accrued expenses payable to affiliate (note 4c)	493	201	485	79	157	107	801	150	270	89	187	251
Payable for units withdrawn	645	4	1,292	—	—	—	—	—	—	—	—	—

Total liabilities	1,138	205	1,777	79	157	107	801	150	270	89	187	251

Net assets attributable to variable deferred annuity contract owners	$1,786,875	1,058,845	1,367,771	421,367	520,109	334,697	2,514,807	826,067	972,628	477,679	568,215	1,346,101

Outstanding units (note 2b, 4a, and 5): Type I	205,624	—	184,088	—	79,406	36,459	266,682	—	118,325	—	94,861	—

Net asset value per unit: Type I	$8.69	—	7.43	—	6.55	9.18	9.43	—	8.22	—	5.99	—

Outstanding units (note 2b, 4a, and 5): Type II	—	72,137	—	31,710	—	—	—	29,566	—	19,892	—	46,954

Net asset value per unit: Type II	$—	7.54	—	6.11	—	—	—	8.41	—	7.77	—	9.05

Outstanding units (note 2b, 4a, and 5): Type III	—	9,911	—	12,319	—	—	—	3,086	—	10,540	—	13,738

Net asset value per unit: Type III	$—	7.52	—	6.09	—	—	—	8.38	—	7.75	—	9.02

Outstanding units (note 2b, 4a, and 5): Type IV	—	33,456	—	20,580	—	—	—	60,564	—	19,172	—	48,119

Net asset value per unit: Type IV	$—	7.85	—	6.81	—	—	—	8.78	—	8.15	—	8.77

Outstanding units (note 2b, 4a, and 5): Type V	—	22,674	—	1,830	—	—	—	2,258	—	10,477	—	42,836

Net asset value per unit: Type V	$—	7.84	—	6.80	—	—	—	8.77	—	8.13	—	8.76

Investments in securities, at cost	$2,254,898	1,191,321	2,526,644	519,354	837,437	395,990	3,373,108	892,023	1,231,760	532,689	921,501	1,434,339

Shares outstanding	98,459	58,808	58,428	18,128	47,367	26,259	138,984	45,963	89,585	44,510	48,540	77,409

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at fair market value (see cost below; note 2a)	$289,100	1,810,819	206,555	2,316,339	6,587,445	1,940,618	266,691	11,386,317	2,022,496	801,859	2,994,794	622,878
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	862	—	—	—	—	—	—	—
Receivable for units sold	29	361	—	859	430	—	63	36,644	1,134	—	14	25

Total assets	289,129	1,811,180	206,555	2,317,198	6,588,737	1,940,618	266,754	11,422,961	2,023,630	801,859	2,994,808	622,903

Liabilities
Accrued expenses payable to affiliate (note 4c)	60	361	55	477	1,064	390	56	1,911	361	193	640	113
Payable for units withdrawn	—	—	—	—	7	148	—	69	—	3,174	6	—

Total liabilities	60	361	55	477	1,071	538	56	1,980	361	3,367	646	113

Net assets attributable to variable deferred annuity contract owners	$289,069	1,810,819	206,500	2,316,721	6,587,666	1,940,080	266,698	11,420,981	2,023,269	798,492	2,994,162	622,790

Outstanding units (note 2b, 4a, and 5): Type I	26,915	139,847	33,523	82,630	441,788	228,482	21,508	793,100	—	77,826	262,389	—

Net asset value per unit: Type I	$10.74	12.55	6.16	10.07	11.30	6.82	12.40	7.53	—	10.26	8.83	—

Outstanding units (note 2b, 4a, and 5): Type II	—	3,625	—	118,661	275,280	37,355	—	627,019	153,331	—	71,518	37,464

Net asset value per unit: Type II	$—	10.65	—	8.11	1.01	7.25	—	7.02	9.12	—	7.35	7.45

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	17,118	179,540	1,795	—	34,661	8,759	—	5,075	8,216

Net asset value per unit: Type III	$—	—	—	8.08	1.01	7.23	—	6.99	9.09	—	7.33	7.42

Outstanding units (note 2b, 4a, and 5): Type IV	—	1,450	—	28,293	449,804	11,446	—	46,625	51,245	—	12,337	26,584

Net asset value per unit: Type IV	$—	10.64	—	8.02	1.00	7.60	—	7.54	8.41	—	7.79	7.88

Outstanding units (note 2b, 4a, and 5): Type V	—	160	—	19,610	686,286	1,455	—	60,298	13,607	—	2,356	9,306

Net asset value per unit: Type V	$—	10.62	—	8.01	1.00	7.59	—	7.52	8.40	—	7.77	7.87

Investments in securities, at cost	$255,348	1,772,090	225,106	2,706,857	6,587,445	2,562,697	297,853	14,946,360	2,236,425	949,434	3,850,377	683,676

Shares outstanding	26,670	140,048	33,155	174,161	6,587,445	35,452	20,296	703,728	196,932	63,238	116,303	84,630

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
Assets
Investments at fair market value (see cost below; note 2a)	$316,148	1,408,011	2,357,732	170,236	5,099,063	3,073,429	3,196,473	167,378	426,380	95,963	76,401
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	24	—	112	—	8,935	—	—	—	—	—

Total assets	316,148	1,408,035	2,357,732	170,348	5,099,063	3,082,364	3,196,473	167,378	426,380	95,963	76,401

Liabilities
Accrued expenses payable to affiliate (note 4c)	83	365	1,074	30	784	562	491	31	88	20	15
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	83	365	1,074	30	784	562	491	31	88	20	15

Net assets attributable to variable deferred annuity contract owners	$316,065	1,407,670	2,356,658	170,318	5,098,279	3,081,802	3,195,982	167,347	426,292	95,943	76,386

Outstanding units (note 2b, 4a, and 5): Type I	43,415	111,631	322,388	—	436,123	—	326,788	—	34,323	—	—

Net asset value per unit: Type I	$7.28	12.61	7.31	—	11.69	—	9.78	—	12.42	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	19,456	—	110,810	—	18,054	—	4,698	5,022

Net asset value per unit: Type II	$—	—	—	5.58	—	8.94	—	7.11	—	7.07	4.62

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	1,801	—	41,381	—	1,214	—	5,576	333

Net asset value per unit: Type III	$—	—	—	5.56	—	8.91	—	7.08	—	7.05	4.60

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	5,577	—	80,645	—	—	—	198	3,896

Net asset value per unit: Type IV	$—	—	—	7.74	—	9.09	—	—	—	7.59	5.96

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	1,109	—	109,084	—	3,613	—	2,891	4,779

Net asset value per unit: Type V	$—	—	—	7.73	—	9.07	—	8.41	—	7.58	5.95

Investments in securities, at cost	$392,349	1,390,150	7,063,388	194,504	6,151,138	3,203,798	5,300,788	189,180	412,782	114,585	88,086

Shares outstanding	38,839	132,706	148,847	10,899	247,648	144,157	184,023	9,709	34,665	17,576	31,702

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Mid Cap Value Portfolio
Assets
Investments at fair market value (see cost below; note 2a)	$1,919,590	200,281	1,062,576	115,218	1,943,094	492,443	1,545
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—
Receivable for units sold	—	183	—	—	—	85	—

Total assets	1,919,590	200,464	1,062,576	115,218	1,943,094	492,528	1,545

Liabilities
Accrued expenses payable to affiliate (note 4c)	749	38	369	19	751	93	1
Payable for units withdrawn	1,029	—	—	—	—	—	—

Total liabilities	1,778	38	369	19	751	93	1

Net assets attributable to variable deferred annuity contract owners	$1,917,812	200,426	1,062,207	115,199	1,942,343	492,435	1,544

Outstanding units (note 2b, 4a, and 5): Type I	267,105	—	138,128	—	258,634	—	—

Net asset value per unit: Type I	$7.18	—	7.69	—	7.51	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	20,303	—	8,952	—	23,802	152

Net asset value per unit: Type II	$—	5.86	—	6.26	—	6.25	10.16

Outstanding units (note 2b, 4a, and 5): Type III	—	4,967	—	891	—	10,366	—

Net asset value per unit: Type III	$—	5.84	—	6.24	—	6.23	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	6,285	—	5,962	—	33,137	—

Net asset value per unit: Type IV	$—	7.08	—	7.33	—	7.34	—

Outstanding units (note 2b, 4a, and 5): Type V	—	1,124	—	1,352	—	4,893	—

Net asset value per unit: Type V	$—	7.07	—	7.32	—	7.33	—

Investments in securities, at cost	$3,890,796	241,163	2,108,955	132,031	3,837,039	572,375	1,520

Shares outstanding	131,389	13,832	61,421	6,707	92,308	23,506	92

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$739,014	485,630	131,025	1,522	339,691
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	2,298	274	256	—	—

Total assets	741,312	485,904	131,281	1,522	339,691

Liabilities
Accrued expenses payable to affiliate (note 4c)	140	94	23	—	61
Payable for units withdrawn	—	—	—	—	13

Total liabilities	140	94	23	—	74

Net assets attributable to variable deferred annuity contract owners	$741,172	485,810	131,258	1,522	339,617

Outstanding units (note 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	40,187	16,546	10,094	152	40,100

Net asset value per unit: Type II	$6.19	6.99	6.52	10.03	6.01

Outstanding units (note 2b, 4a, and 5): Type III	15,424	5,971	2,072	—	8,996

Net asset value per unit: Type III	$6.17	6.97	6.50	—	5.99

Outstanding units (note 2b, 4a, and 5): Type IV	20,603	35,076	7,509	—	4,054

Net asset value per unit: Type IV	$7.24	7.70	6.83	—	7.99

Outstanding units (note 2b, 4a, and 5): Type V	34,313	7,610	101	—	1,548

Net asset value per unit: Type V	$7.23	7.68	6.82	—	7.97

Investments in securities, at cost	$834,863	581,900	146,179	1,517	377,330

Shares outstanding	105,724	36,214	12,623	89	28,355

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at fair market value (see cost below; note 2a)	$721,339	2,537,946	1,042,572	681,003	731,809	3,191,855	1,508	908,431
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	983	—	769	—	—

Total assets	721,339	2,537,946	1,042,572	681,986	731,809	3,192,624	1,508	908,431

Liabilities
Accrued expenses payable to affiliate (note 4c)	280	613	304	128	221	608	—	210
Payable for units withdrawn	833	—	1,291	—	2	—	—	—

Total liabilities	1,113	613	1,595	128	223	608	—	210

Net assets attributable to variable deferred annuity contract owners	$720,226	2,537,333	1,040,977	681,858	731,586	3,192,016	1,508	908,221

Outstanding units (note 2b, 4a, and 5): Type I	95,648	214,302	116,440	—	82,108	—	—	88,780

Net asset value per unit: Type I	$7.53	11.84	8.94	—	8.91	—	—	10.23

Outstanding units (note 2b, 4a, and 5): Type II	—	—	—	21,128	—	128,125	160	—

Net asset value per unit: Type II	$—	—	—	7.20	—	7.35	9.43	—

Outstanding units (note 2b, 4a, and 5): Type III	—	—	—	3,631	—	24,867	—	—

Net asset value per unit: Type III	$—	—	—	7.17	—	7.33	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	—	47,524	—	127,593	—	—

Net asset value per unit: Type IV	$—	—	—	7.49	—	7.83	—	—

Outstanding units (note 2b, 4a, and 5): Type V	—	—	—	19,752	—	136,697	—	—

Net asset value per unit: Type V	$—	—	—	7.48	—	7.82	—	—

Investments in securities, at cost	$1,828,146	2,485,506	1,666,631	747,870	850,105	3,567,929	1,535	1,071,148

Shares outstanding	24,678	224,398	39,165	38,671	97,445	209,165	162	69,030

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at fair market value (see cost below; note 2a)	$342,530	613,646	170,512	893,614	4,501,857	7,622,134
Dividend receivable	—	—	407	6,299	14,715	27,960
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	18	5,282	4,070	7,424

Total assets	342,530	613,646	170,937	905,195	4,520,642	7,657,518

Liabilities
Accrued expenses payable to affiliate (note 4c)	135	167	440	6,472	15,565	29,341
Payable for units withdrawn	—	—	—	—	36,401	—

Total liabilities	135	167	440	6,472	51,966	29,341

Net assets attributable to variable deferred annuity contract owners	$342,395	613,479	170,497	898,723	4,468,676	7,628,177

Outstanding units (note 2b, 4a, and 5): Type I	52,036	73,913	—	—	—	—

Net asset value per unit: Type I	$6.58	8.30	—	—	—	—

Outstanding units (note 2b, 4a, and 5): Type II	—	—	2,641	26,611	150,388	276,091

Net asset value per unit: Type II	$—	—	11.04	9.78	12.37	11.36

Outstanding units (note 2b, 4a, and 5): Type III	—	—	1,640	13,819	27,306	62,340

Net asset value per unit: Type III	$—	—	11.00	9.74	12.33	11.32

Outstanding units (note 2b, 4a, and 5): Type IV	—	—	3,186	39,904	101,339	242,867

Net asset value per unit: Type IV	$—	—	10.65	9.71	11.70	10.69

Outstanding units (note 2b, 4a, and 5): Type V	—	—	8,408	12,000	92,981	111,409

Net asset value per unit: Type V	$—	—	10.63	9.70	11.68	10.68

Investments in securities, at cost	$1,025,109	1,260,478	167,070	896,181	4,497,722	7,472,046

Shares outstanding	43,802	49,328	16,933	124,632	405,938	745,077

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
Assets
Investments at fair market value (see cost below; note 2a)	$206,199	183,465	269,631	139,736
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	10	—	—	—

Total assets	206,209	183,465	269,631	139,736

Liabilities
Accrued expenses payable to affiliate (note 4c)	39	39	46	24
Payable for units withdrawn	3	—	—	—

Total liabilities	42	39	46	24

Net assets attributable to variable deferred annuity contract owners	$206,167	183,426	269,585	139,712

Outstanding units (note 2b, 4a, and 5): Type I	—	21,504	22,522	14,344

Net asset value per unit: Type I	$—	8.53	11.97	9.74

Outstanding units (note 2b, 4a, and 5): Type II	17,154	—	—	—

Net asset value per unit: Type II	$5.18	—	—	—

Outstanding units (note 2b, 4a, and 5): Type III	5,514	—	—	—

Net asset value per unit: Type III	$5.16	—	—	—

Outstanding units (note 2b, 4a, and 5): Type IV	13,798	—	—	—

Net asset value per unit: Type IV	$6.13	—	—	—

Outstanding units (note 2b, 4a, and 5): Type V	699	—	—	—

Net asset value per unit: Type V	$6.12	—	—	—

Investments in securities, at cost	$255,656	244,289	266,643	150,898

Shares outstanding	22,784	18,894	25,951	14,663

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

December 31, 2002

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares
Assets
Investments at fair market value (see cost below; note 2a)	$20,395
Dividend receivable	—
Receivable from affiliate (note 4b)	—
Receivable for units sold	—

Total assets	20,395

Liabilities
Accrued expenses payable to affiliate (note 4c)	4
Payable for units withdrawn	—

Total liabilities	4

Net assets attributable to variable deferred annuity contract owners	$20,391

Outstanding units (note 2b, 4a, and 5): Type I	—

Net asset value per unit: Type I	$—

Outstanding units (note 2b, 4a, and 5): Type II	—

Net asset value per unit: Type II	$—

Outstanding units (note 2b, 4a, and 5): Type III	—

Net asset value per unit: Type III	$—

Outstanding units (note 2b, 4a, and 5): Type IV	—

Net asset value per unit: Type IV	$—

Outstanding units (note 2b, 4a, and 5): Type V	2,539

Net asset value per unit: Type V	$8.03

Investments in securities, at cost	$20,305

Shares outstanding	2,249

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio	Alger American Small Capitalization Portfolio
	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002			Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	3,338	413	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	13,647	10,186
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3	1,337	850	6,045	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	98	66	1,947	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	118	282	979	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	94	797	—	—

Net investment income (expense)	(3)	(1,553)	(1,292)	(6,430)	(13,234)	(10,186)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(8,545)	(2,578)	(15,788)	(208,136)	(162,282)
Unrealized appreciation (depreciation)	(50)	(21,332)	(25,382)	(216,658)	(191,164)	(63,624)
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(50)	(29,877)	(27,960)	(232,446)	(399,300)	(225,906)

Increase (decrease) in net assets from operations	$(53)	(31,430)	(29,252)	(238,876)	(412,534)	(236,092)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$8,468	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	11,142	3,650	207
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	5,615	689	54
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	3,965	393	526
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	2,000	104	—

Net investment income (expense)	(14,254)	(4,836)	(787)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(69,132)	(8,937)	480
Unrealized appreciation (depreciation)	(389,776)	(103,284)	(25,717)
Capital gain distributions	52,051	—	—

Net realized and unrealized gain (loss) on investments	(406,857)	(112,221)	(25,237)

Increase (decrease) in net assets from operations	$(421,111)	(117,057)	(26,024)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Dreyfus
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,240	123
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	532	408
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	13	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	434	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	60	—

Net investment income (expense)	201	(285)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(93)	(246)
Unrealized appreciation (depreciation)	(8,203)	(8,552)
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	(8,296)	(8,798)

Increase (decrease) in net assets from operations	$(8,095)	(9,083)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Utility Fund II
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$9,330	34,003	23,757	—	25,860
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	10,710	4,982	—	—	6,607
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	4,086	125	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	639	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	681	50	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	91	21	—

Net investment income (expense)	(1,380)	29,021	18,260	(196)	19,253

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(47,150)	(25,818)	(5,857)	(27)	(57,464)
Unrealized appreciation (depreciation)	(138,331)	(1,260)	(18,428)	(2,731)	(108,972)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(185,481)	(27,078)	(24,285)	(2,758)	(166,436)

Increase (decrease) in net assets from operations	$(186,861)	1,943	(6,025)	(2,954)	(147,183)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio	VIP II Asset ManagerSM Portfolio	VIP II Contrafund® Portfolio	VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31, 2002					Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$35,351	3,246	4,942	107	4,653	14,464	24,626	462
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	29,056	—	26,289	—	8,375	5,255	40,273	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	5,720	—	2,084	—	—	—	2,822
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	1,006	—	876	—	—	—	268
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	2,252	—	1,263	—	—	—	3,476
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	1,262	—	132	—	—	—	128

Net investment income (expense)	6,295	(6,994)	(21,347)	(4,248)	(3,722)	9,209	(15,647)	(6,232)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(106,467)	(15,489)	(298,979)	(3,395)	(46,512)	(19,375)	(140,644)	(6,787)
Unrealized appreciation (depreciation)	(380,508)	(137,470)	(385,754)	(98,003)	(88,093)	(32,931)	(159,657)	(67,174)
Capital gain distributions	48,116	4,679	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(438,859)	(148,280)	(684,733)	(101,398)	(134,605)	(52,306)	(300,301)	(73,961)

Increase (decrease) in net assets from operations	$(432,564)	(155,274)	(706,080)	(105,646)	(138,327)	(43,097)	(315,948)	(80,193)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Growth & Income Portfolio	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$16,642	972	7,159	1,104
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	16,453	—	9,412	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	2,582	—	4,228
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	877	—	1,470
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	920	—	3,251
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	414	—	2,942

Net investment income (expense)	189	(3,821)	(2,253)	(10,787)

Net realized and unrealized gain (loss) on investments
Net realized gain (loss)	(80,811)	(2,890)	(60,216)	(5,460)
Unrealized appreciation (depreciation)	(166,660)	(57,098)	(118,509)	(91,127)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(247,471)	(59,988)	(178,725)	(96,587)

Increase (decrease) in net assets from operations	$(247,282)	(63,809)	(180,978)	(107,374)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$1,718	51,096	2,485	21,008	93,328	979	12,125	164,949	5,005	19,696	29,183	4,422
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	3,366	21,617	3,512	14,270	78,012	24,364	5,011	101,929	—	13,338	39,863	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	168	—	10,436	2,565	4,342	—	34,253	11,716	—	6,184	2,666
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	1,203	1,016	133	—	2,573	882	—	272	464
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	54	—	1,192	3,324	329	—	2,247	2,653	—	758	646
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	9	—	1,016	7,547	27	—	2,310	683	—	133	374

Net investment income (expense)	(1,648)	29,248	(1,027)	(7,109)	864	(28,216)	7,114	21,637	(10,929)	6,358	(18,027)	272

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,856	19,853	(127,659)	(45,879)	—	(39,114)	1,959	(566,336)	(9,165)	(26,211)	(95,094)	(1,884)
Unrealized appreciation (depreciation)	34,626	54,601	73,776	(366,604)	—	(469,962)	(41,065)	(2,206,745)	(215,625)	(96,162)	(671,370)	(60,684)
Capital gain distributions	—	21,672	—	13,133	33	10	14,127	20,854	9,684	8,226	—	—

Net realized and unrealized gain (loss) on investments	38,482	96,162	(53,883)	(399,350)	33	(509,066)	(24,979)	(2,752,227)	(215,106)	(114,147)	(766,464)	(62,568)

Increase (decrease) in net assets from operations	$36,834	125,374	(54,910)	(406,459)	897	(537,282)	(17,865)	(2,730,590)	(226,035)	(107,789)	(784,491)	(62,296)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust (VIT)		Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Aggressive Growth Portfolio	Aggressive Growth Portfolio — Service Shares	Balanced Portfolio	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$5,292	15,162	—	—	135,300	47,052	21,624	546	15,883	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	5,301	22,831	40,405	—	79,518	—	54,940	—	4,419	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,103	—	10,752	—	1,622	—	406	268
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	123	—	4,359	—	431	—	365	33
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	295	—	3,757	—	—	—	8	77
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	50	—	6,748	—	285	—	161	139

Net investment income (expense)	(9)	(7,669)	(40,405)	(1,571)	55,782	21,436	(33,316)	(1,792)	11,464	(940)	(517)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(17,273)	31,964	(850,946)	(1,307)	(163,055)	(11,412)	(477,542)	(5,530)	956	(1,233)	(497)
Unrealized appreciation (depreciation)	(34,298)	(154,617)	(165,499)	(25,385)	(357,278)	(130,260)	(221,244)	(22,012)	14,823	(18,987)	(12,638)
Capital gain distributions	—	4,423	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(51,571)	(118,230)	(1,016,445)	(26,692)	(520,333)	(141,672)	(698,786)	(27,542)	15,779	(20,220)	(13,135)

Increase (decrease) in net assets from operations	$(51,580)	(125,899)	(1,056,850)	(28,263)	(464,551)	(120,236)	(732,102)	(29,334)	27,243	(21,160)	(13,652)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	Growth Portfolio	Growth Portfolio — Service Shares	International Growth Portfolio	International Growth Portfolio — Service Shares	Worldwide Growth Portfolio	Worldwide Growth Portfolio — Service Shares	Mid Cap Value Portfolio
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	11,446	535	21,803	2,520	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	35,956	—	18,985	—	35,798	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	1,409	—	633	—	1,366	3
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	246	—	98	—	671	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	378	—	174	—	1,707	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	55	—	88	—	339	—

Net investment income (expense)	(35,956)	(2,088)	(7,539)	(458)	(13,995)	(1,563)	(3)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(444,902)	(727)	(234,971)	(462)	(395,540)	(2,311)	—
Unrealized appreciation (depreciation)	(347,869)	(40,480)	(182,302)	(17,365)	(389,293)	(80,645)	25
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(792,771)	(41,207)	(417,273)	(17,827)	(784,833)	(82,956)	25

Increase (decrease) in net assets from operations	$(828,727)	(43,295)	(424,812)	(18,285)	(798,828)	(84,519)	22

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002			Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	1,215	—	—	4,421
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	2,734	2,493	501	3	2,197
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	797	528	133	—	659
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	667	1,863	212	—	86
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	1,692	354	4	—	77

Net investment income (expense)	(5,890)	(4,023)	(850)	(3)	1,402

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,327)	(9,475)	(412)	—	(4,325)
Unrealized appreciation (depreciation)	(96,553)	(97,021)	(15,270)	4	(37,777)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(98,880)	(106,496)	(15,682)	4	(42,102)

Increase (decrease) in net assets from operations	$(104,770)	(110,519)	(16,532)	1	(40,700)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2002						Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002
Investment income
Income — Ordinary dividends	$6,340	150,103	9,313	430	90,709	4,126	—	32,610
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	12,720	30,952	20,254	—	12,284	—	—	13,721
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	1,790	—	9,401	3	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	379	—	2,567	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	1,766	—	6,612	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	819	—	8,970	—	—

Net investment income (expense)	(6,380)	119,151	(10,941)	(4,324)	78,425	(23,424)	(3)	18,889

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(187,834)	(10,629)	(198,619)	(10,412)	(81,726)	(16,143)	—	(27,674)
Unrealized appreciation (depreciation)	(128,839)	58,725	(288,389)	(68,170)	(44,530)	(378,953)	(26)	(131,304)
Capital gain distributions	—	—	—	—	—	—	—	13,535

Net realized and unrealized gain (loss) on investments	(316,673)	48,096	(487,008)	(78,582)	(126,256)	(395,096)	(26)	(145,443)

Increase (decrease) in net assets from operations	$(323,053)	167,247	(497,949)	(82,906)	(47,831)	(418,520)	(29)	(126,554)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio —Administrative Class Shares	High Yield Portfolio —Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio —Administrative Class Shares
	Year ended December 31, 2002		Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—	2,510	36,951	67,384	147,920
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	6,521	11,022	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	304	2,371	11,759	24,768
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	275	1,726	3,637	8,099
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	208	2,429	6,077	16,293
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	421	631	5,780	9,952

Net investment income (expense)	(6,521)	(11,022)	1,302	29,794	40,131	88,808

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(157,603)	(90,868)	82	(5,145)	37,069	6,954
Unrealized appreciation (depreciation)	(19,833)	(182,717)	3,710	(2,657)	22,432	155,010
Capital gain distributions	—	—	641	—	179,179	89,326

Net realized and unrealized gain (loss) on investments	(177,436)	(273,585)	4,433	(7,802)	238,680	251,290

Increase (decrease) in net assets from operations	$(183,957)	(284,607)	5,735	21,992	278,811	340,098

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	OTC Fund	Investors Fund	Strategic Bond Fund	Total Return Fund
	Year ended December 31, 2002	Year ended December 31, 2002
Investment income:
Income — Ordinary dividends	$—	2,449	12,600	2,103
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	3,290	3,134	1,546
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	858	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	392	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	597	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	45	—	—	—

Net investment income (expense)	(1,892)	(841)	9,466	557

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,236)	(11,829)	931	(303)
Unrealized appreciation (depreciation)	(49,438)	(53,202)	5,283	(9,335)
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	(50,674)	(65,031)	6,214	(9,638)

Increase (decrease) in net assets from operations	$(52,566)	(65,872)	15,680	(9,081)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2002 to December 31, 2002
Investment income:
Income — Ordinary dividends	$—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	46	57

Net investment income (expense)	(46)	(57)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1	1,052
Unrealized appreciation (depreciation)	90	—
Capital gain distributions	—	—

Net realized and unrealized gain (loss) on investments	91	1,052

Increase (decrease) in net assets from operations	$45	995

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets

	AIM Variable Insurance Funds							The Alger American Fund
	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,
								2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3)	(1,553)	(18)	(1,292)	74	(6,430)	121	(13,234)	(13,869)	(10,186)	(11,409)
Net realized gain (loss)	—	(8,545)	17	(2,578)	(22)	(15,788)	83	(208,136)	(28,392)	(162,282)	(142,174)
Unrealized appreciation (depreciation) on investments	(50)	(21,332)	(1,291)	(25,382)	1,165	(216,658)	(1,475)	(191,164)	(275,654)	(63,624)	(161,064)
Capital gain distributions	—	—	2,558	—	—	—	3,078	—	151,941	—	—

Increase (decrease) in net assets from operations	(53)	(31,430)	1,266	(29,252)	1,217	(238,876)	1,807	(412,534)	(165,974)	(236,092)	(314,647)

From capital transactions:
Net premiums	1,508	112,343	37,940	92,240	35,409	769,902	162,342	5,769	155,541	28,540	97,337
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	(4,676)	—	(16,989)	—	—	—	—	(1,530)
Surrenders	—	(21,872)	—	(1,490)	—	(9,250)	(692)	(69,952)	(32,620)	(41,088)	(45,457)
Administrative expenses (note 4a)	—	(9)	—	(28)	—	(80)	—	(624)	(533)	(596)	(588)
Transfers (to) from the Guarantee Account	14	22,241	2,137	48,519	(345)	191,713	9,249	(39,402)	103,635	(25,065)	137,971
Transfers (to) from other subaccounts	—	(5,731)	—	4,535	5,381	(31,201)	—	(58,441)	103,259	(5,770)	93,441

Increase (decrease) in net assets from capital transactions (note 5)	1,522	106,972	40,077	139,100	40,445	904,095	170,899	(162,650)	329,282	(43,979)	281,174

Increase (decrease) in net assets	1,469	75,542	41,343	109,848	41,662	665,219	172,706	(575,184)	163,308	(280,071)	(33,473)
Net assets at beginning of year	—	41,343	—	41,662	—	172,706	—	1,241,993	1,078,685	876,535	910,008

Net assets at end of year	$1,469	116,885	41,343	151,510	41,662	837,925	172,706	666,809	1,241,993	596,464	876,535

Changes in units (note 5):
Units purchased	151	15,471	4,635	19,974	4,761	118,344	19,145	781	31,349	4,966	39,174
Units redeemed	—	(3,168)	—	(854)	—	(7,101)	(78)	(22,599)	(2,860)	(12,664)	(5,687)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	151	12,303	4,635	19,120	4,761	111,243	19,068	(21,818)	28,489	(7,698)	33,488

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Alliance Variable Product Series Fund, Inc.
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B
	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 20, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(14,254)	(216)	(4,836)	(101)	(787)	(2)
Net realized gain (loss)	(69,132)	(309)	(8,937)	29	480	—
Unrealized appreciation (depreciation) on investments	(389,776)	8,166	(103,284)	6,789	(25,717)	373
Capital gain distributions	52,051	—	—	—	—	—

Increase (decrease) in net assets from operations	(421,111)	7,641	(117,057)	6,717	(26,024)	371

From capital transactions:
Net premiums	1,711,960	474,497	203,915	171,132	72,852	—
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(44,032)	—	(6,927)	—	—	—
Surrenders	(72,635)	(21,884)	(11,728)	(1,277)	—	—
Administrative expenses (note 4a)	(211)	—	(88)	—	—	—
Transfers (to) from the Guarantee Account	546,633	626	132,791	30,001	26,246	3,255
Transfers (to) from other subaccounts	(155,507)	—	(11,787)	—	913	—

Increase (decrease) in net assets from capital transactions (note 5)	1,986,208	453,239	306,176	199,856	100,011	3,255

Increase (decrease) in net assets	1,565,097	460,880	189,119	206,573	73,987	3,626
Net assets at beginning of year	460,880	—	206,573	—	3,626	—

Net assets at end of year	$2,025,977	460,880	395,692	206,573	77,613	3,626

Changes in units (note 5):
Units purchased	261,019	52,060	43,819	23,497	11,393	386
Units redeemed	(31,971)	(2,431)	(3,958)	(152)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	229,048	49,629	39,861	23,345	11,393	386

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Year ended December 31, 2002	Period from October 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 6, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$201	8	(285)	(4)
Net realized gain (loss)	(93)	10	(246)	—
Unrealized appreciation (depreciation) on investments	(8,203)	213	(8,552)	(16)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	(8,095)	231	(9,083)	(20)

From capital transactions:
Net premiums	73,417	—	6,500	6,613
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	—
Surrenders	(5,556)	—	(1,437)	—
Administrative expenses (note 4a)	(12)	—	(25)	—
Transfers (to) from the Guarantee Account	74,521	2,179	40,494	2,452
Transfers (to) from other subaccounts	1,726	—	1,910	—

Increase (decrease) in net assets from capital transactions (note 5)	144,096	2,179	47,442	9,065

Increase (decrease) in net assets	136,001	2,410	38,359	9,045
Net assets at beginning of year	2,410	—	9,045	—

Net assets at end of year	$138,411	2,410	47,404	9,045

Changes in units (note 5):
Units purchased	15,219	245	7,010	1,048
Units redeemed	(584)	—	(210)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	14,635	245	6,800	1,048

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Utility Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 29, 2001 to December 31, 2001	Year ended December 31,
	2002	2001	2002	2001					2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,380)	(993)	29,021	25,851	18,260	(9)	(196)	—	19,253	9,489
Net realized gain (loss)	(47,150)	(8,320)	(25,818)	(6,646)	(5,857)	—	(27)	—	(57,464)	(8,931)
Unrealized appreciation (depreciation) on investments	(138,331)	(48,995)	(1,260)	(19,359)	(18,428)	77	(2,731)	1	(108,972)	(91,284)
Capital gain distributions	—	4,877	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(186,861)	(53,431)	1,943	(154)	(6,025)	68	(2,954)	1	(147,183)	(90,726)

From capital transactions:
Net premiums	4,657	22,532	8,337	20,400	423,746	11,255	18,607	—	2,850	53,180
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	1,675	—	(82,600)	—	(34,555)	—	—	—	1,614	(5,019)
Surrenders	(107,474)	(30,613)	(8,452)	(14,009)	(9,630)	—	(212)	—	(51,055)	(7,161)
Administrative expenses (note 4a)	(547)	(496)	(215)	(91)	(42)	—	(6)	—	(364)	(271)
Transfers (to) from the Guarantee Account	(54,468)	105,456	32,651	24,041	199,900	10,654	1,890	232	21,648	118,447
Transfers (to) from other subaccounts	30,634	55,894	82,324	(11,262)	5,662	—	21,084	—	(8,113)	(5,298)

Increase (decrease) in net assets from capital transactions (note 5)	(125,523)	152,773	32,045	19,079	585,081	21,909	41,363	232	(33,420)	153,878

Increase (decrease) in net assets	(312,384)	99,342	33,988	18,925	579,056	21,977	38,409	233	(180,603)	63,152
Net assets at beginning of year	903,233	803,891	311,745	292,820	21,977	—	233	—	554,855	491,703

Net assets at end of year	$590,849	903,233	345,733	311,745	601,033	21,977	38,642	233	374,252	554,855

Changes in units (note 5):
Units purchased	4,271	16,529	14,981	5,039	64,696	2,291	5,288	30	4,871	18,195
Units redeemed	(18,757)	(2,782)	(11,097)	(2,876)	(4,549)	—	(28)	—	(11,568)	(1,874)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(14,486)	13,747	3,884	2,163	60,147	2,291	5,260	30	(6,697)	16,321

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (“VIP”)
	VIP Equity- Income Portfolio		VIP Equity- Income Portfolio — Service Class 2		VIP Growth Portfolio		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from October 4, 2001 to December 31, 2001	Year ended December 31,
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,295	(4,234)	(6,994)	(79)	(21,347)	(31,123)	(4,248)	(24)	(3,722)	15,010
Net realized gain (loss)	(106,467)	(19,919)	(15,489)	(895)	(298,979)	(148,415)	(3,395)	—	(46,512)	(25,408)
Unrealized appreciation (depreciation) on investments	(380,508)	(128,852)	(137,470)	4,687	(385,754)	(471,052)	(98,003)	(589)	(88,093)	(158,850)
Capital gain distributions	48,116	56,980	4,679	—	—	156,196	—	—	—	36,099

Increase (decrease) in net assets from operations	(432,564)	(96,025)	(155,274)	3,713	(706,080)	(494,394)	(105,646)	(613)	(138,327)	(133,149)

From capital transactions:
Net premiums	28,095	358,395	673,210	194,659	13,935	160,505	330,999	54,911	—	62,545
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(20,024)	(13,573)	(41,529)	—	(17,612)	(30,931)	(2,211)	—	—	(7,925)
Surrenders	(85,053)	(99,104)	(16,254)	(19,934)	(115,072)	(102,754)	(4,184)	—	(19,527)	(28,327)
Administrative expenses (note 4a)	(1,121)	(721)	(70)	—	(1,702)	(1,733)	(31)	—	(385)	(319)
Transfers (to) from the Guarantee Account	46,981	497,441	363,389	(7,817)	(14,750)	606,000	145,469	6,658	(29,059)	108,806
Transfers (to) from other subaccounts	66,402	437,892	64,752	—	(163,760)	(36,604)	(3,985)	—	71,824	178,189

Increase (decrease) in net assets from capital transactions (note 5)	35,280	1,180,330	1,043,498	166,908	(298,961)	594,483	466,057	61,569	22,853	312,969

Increase (decrease) in net assets	(397,284)	1,084,305	888,224	170,621	(1,005,041)	100,089	360,411	60,956	(115,475)	179,820
Net assets at beginning of year	2,184,159	1,099,854	170,621	—	2,372,812	2,272,723	60,956	—	635,584	455,764

Net assets at end of year	$1,786,875	2,184,159	1,058,845	170,621	1,367,771	2,372,812	421,367	60,956	520,109	635,584

Changes in units (note 5):
Units purchased	16,355	119,127	126,218	22,021	1,678	63,074	60,913	6,857	10,089	37,671
Units redeemed	(16,590)	(10,428)	(6,508)	(3,553)	(37,702)	(14,101)	(1,331)	—	(6,892)	(3,938)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(235)	108,699	119,710	18,468	(36,024)	48,973	59,582	6,857	3,197	33,733

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (“VIP II”)						Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP II Asset ManagerSM Portfolio		VIP II Contrafund® Portfolio		VIP II Contrafund® Portfolio — Service Class 2		VIP III Growth & Income Portfolio		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from October 18, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 31, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$9,209	5,994	(15,647)	(20,120)	(6,232)	(11)	189	(4,088)	(3,821)	(21)	(2,253)	(8,251)	(10,787)	(46)
Net realized gain (loss)	(19,375)	(9,394)	(140,644)	(115,243)	(6,787)	—	(80,811)	(79,894)	(2,890)	3	(60,216)	(20,204)	(5,460)	(121)
Unrealized appreciation (depreciation) on investments	(32,931)	(14,681)	(159,657)	(424,700)	(67,174)	185	(166,660)	(71,404)	(57,098)	2,001	(118,509)	(94,627)	(91,127)	2,928
Capital gain distributions	—	3,985	—	85,875	—	—	—	37,400	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(43,097)	(14,096)	(315,948)	(474,188)	(80,193)	174	(247,282)	(117,986)	(63,809)	1,983	(180,978)	(123,082)	(107,374)	2,761

From capital transactions:
Net premiums	1,993	(24,849)	28,048	189,537	754,666	34,317	42,960	416,397	422,725	37,756	14,773	154,761	1,051,006	124,654
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	1,676	—	(18,191)	(24,253)	—	—	(13,860)	—	(2,918)	—	—	—	(17,221)	—
Surrenders	(65,990)	(17,956)	(146,402)	(160,458)	(3,230)	—	(98,391)	(151,752)	(3,181)	—	(24,838)	(8,143)	(16,344)	(40)
Administrative expenses (note 4a)	(208)	(201)	(2,402)	(2,284)	(18)	—	(1,151)	(692)	(31)	—	(628)	(522)	(83)	—
Transfers (to) from the Guarantee Account	51,045	185,673	(65,890)	396,695	154,959	1,903	(16,314)	242,069	64,855	1,666	5,603	81,017	241,102	(13,014)
Transfers (to) from other subaccounts	(4,447)	(24,424)	(51,425)	(119,158)	(36,511)	—	9,802	(22,546)	18,633	—	(79,943)	(31,567)	80,654	—

Increase (decrease) in net assets from capital transactions (note 5)	(15,931)	118,243	(256,262)	280,079	869,866	36,220	(76,954)	483,476	500,083	39,422	(85,033)	195,546	1,339,114	111,600

Increase (decrease) in net assets	(59,028)	104,147	(572,210)	(194,109)	789,673	36,394	(324,236)	365,490	436,274	41,405	(266,011)	72,464	1,231,740	114,361
Net assets at beginning of year	393,725	289,578	3,087,017	3,281,126	36,394	—	1,296,864	931,374	41,405	—	834,226	761,762	114,361	—

Net assets at end of year	$334,697	393,725	2,514,807	3,087,017	826,067	36,394	972,628	1,296,864	477,679	41,405	568,215	834,226	1,346,101	114,361

Changes in units (note 5):
Units purchased	7,346	18,456	2,830	49,010	95,794	3,856	7,904	62,633	56,429	4,363	2,914	29,665	143,981	12,589
Units redeemed	(9,487)	(6,694)	(28,756)	(25,567)	(4,176)	—	(19,265)	(16,704)	(711)	—	(15,280)	(5,059)	(3,536)	(1,387)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(2,141)	11,762	(25,926)	23,443	91,618	3,856	(11,361)	45,929	55,718	4,363	(12,366)	24,606	140,445	11,202

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund		Premier Growth Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,648)	(2,371)	29,248	48,423	(1,027)	(894)	(7,109)	(1,551)	864	137,122	(28,216)	(17,351)
Net realized gain (loss)	3,856	284	19,853	3,511	(127,659)	(4,466)	(45,879)	1,049	—	—	(39,114)	(12,798)
Unrealized appreciation (depreciation) on investments	34,626	(1,193)	54,601	(15,928)	73,776	(60,554)	(366,604)	(39,008)	—	—	(469,962)	(135,409)
Capital gain distributions	—	—	21,672	—	—	1,135	13,133	33,284	33	—	10	56,373

Increase (decrease) in net assets from operations	36,834	(3,280)	125,374	36,006	(54,910)	(64,779)	(406,459)	(6,226)	897	137,122	(537,282)	(109,185)

From capital transactions:
Net premiums	—	58,825	76,780	282,963	1,100	158,072	1,330,733	481,506	5,318,428	2,108,967	589,933	1,733,065
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(5,251)	(53,722)	—	—	—	(49,720)	—	—	(48,669)	—	—
Surrenders	(2,542)	(3,817)	(92,912)	(28,777)	(12,351)	(10,494)	(76,705)	(6,341)	(579,326)	(190,441)	(106,477)	(25,580)
Administrative expenses (note 4a)	(92)	(48)	(573)	(175)	(131)	(89)	(932)	(254)	(1,848)	(1,002)	(1,460)	(82)
Transfers (to) from the Guarantee Account	(17,206)	7,619	(69,209)	83,202	(7,830)	13,012	339,189	167,638	(414,260)	(929,176)	(8,254)	22,921
Transfers (to) from other subaccounts	102,945	(6,033)	574,548	502,795	9,746	16,420	233,957	(72,963)	(4,084,587)	808,655	74,446	33,413

Increase (decrease) in net assets from capital transactions (note 5)	83,105	51,295	434,912	840,008	(9,466)	176,921	1,776,522	569,589	238,407	1,748,334	548,188	1,763,737

Increase (decrease) in net assets	119,939	48,015	560,286	876,014	(64,376)	112,142	1,370,063	563,363	239,304	1,885,456	10,906	1,654,552
Net assets at beginning of year	169,130	121,115	1,250,533	374,519	270,876	158,734	946,658	383,298	6,348,362	4,462,906	1,929,174	274,622

Net assets at end of year	$289,069	169,130	1,810,819	1,250,533	206,500	270,876	2,316,721	946,658	6,587,666	6,348,362	1,940,080	1,929,174

Changes in units (note 5):
Units purchased	10,934	7,167	53,969	76,298	1,500	18,975	197,941	56,788	30,337,093	442,034	73,216	194,792
Units redeemed	(2,127)	(1,635)	(16,878)	(2,541)	(971)	(1,071)	(13,284)	(7,128)	(28,974,657)	(176,754)	(12,763)	(2,792)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	8,807	5,532	37,091	73,757	530	17,904	184,657	49,660	1,362,436	265,280	60,453	192,000

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from September 17, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from November 6, 2001 to December 31, 2001
	2002	2001	2002	2001			2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$7,114	5,614	21,637	(6,038)	(10,929)	288	6,358	16,322	(18,027)	(8,050)	272	120
Net realized gain (loss)	1,959	2,529	(566,336)	(240,383)	(9,165)	4	(26,211)	(1,970)	(95,094)	(21,638)	(1,884)	—
Unrealized appreciation (depreciation) on investments	(41,065)	6,752	(2,206,745)	(748,036)	(215,625)	1,696	(96,162)	(41,009)	(671,370)	(151,900)	(60,684)	(114)
Capital gain distributions	14,127	2,228	20,854	108,993	9,684	3,053	8,226	12,226	—	11,802	—	—

Increase (decrease) in net assets from operations	(17,865)	17,123	(2,730,590)	(885,464)	(226,035)	5,041	(107,789)	(14,431)	(784,491)	(169,786)	(62,296)	6

From capital transactions:
Net premiums	—	84,759	5,939,912	3,012,811	1,807,441	94,972	2,812	184,738	800,888	2,718,229	438,603	22,840
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	(136,034)	(8,685)	—	—	(13,116)	—	(72,559)	—	(2,902)	—
Surrenders	(45,959)	(3,144)	(685,041)	(343,047)	(28,297)	(42)	(34,727)	(14,251)	(234,857)	(58,228)	(10,577)	—
Administrative expenses (note 4a)	(204)	(76)	(6,231)	(3,990)	(17)	—	(884)	(473)	(2,163)	(255)	(36)	—
Transfers (to) from the Guarantee Account	(4,906)	38,631	294,060	1,098,419	219,330	15,285	(6,750)	192,720	66,341	137,072	233,323	384
Transfers (to) from other subaccounts	102,060	20,829	(35,188)	(332,044)	135,591	—	(31,704)	257,207	(21,899)	(65,972)	3,445	—

Increase (decrease) in net assets from capital transactions (note 5)	50,991	140,999	5,371,478	3,423,464	2,134,048	110,215	(84,369)	619,941	535,751	2,730,846	661,856	23,224

Increase (decrease) in net assets	33,126	158,122	2,640,888	2,538,000	1,908,013	115,256	(192,158)	605,510	(248,740)	2,561,060	599,560	23,230
Net assets at beginning of year	233,572	75,450	8,780,093	6,242,093	115,256	—	990,650	385,140	3,242,902	681,842	23,230	—

Net assets at end of year	$266,698	233,572	11,420,981	8,780,093	2,023,269	115,256	798,492	990,650	2,994,162	3,242,902	622,790	23,230

Changes in units (note 5):
Units purchased	6,360	12,077	773,600	415,183	219,079	10,736	286	55,463	98,665	248,113	80,646	2,533
Units redeemed	(3,186)	(270)	(106,007)	(70,070)	(2,869)	(4)	(8,754)	(1,291)	(37,747)	(10,835)	(1,609)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	3,174	11,807	667,593	345,113	216,210	10,732	(8,468)	54,172	60,918	237,278	79,037	2,533

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust (VIT)				Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Aggressive Growth Portfolio		Aggressive Growth Portfolio — Service Shares		Balanced Portfolio		Balanced Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001
	2002	2001	2002	2001	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(9)	(3,243)	(7,669)	(3,499)	(40,405)	(62,860)	(1,571)	(17)	55,782	69,171	21,436	2,685
Net realized gain (loss)	(17,273)	(7,077)	31,964	33,066	(850,946)	(903,116)	(1,307)	63	(163,055)	(180,892)	(11,412)	129
Unrealized appreciation (depreciation) on investments	(34,298)	(28,664)	(154,617)	31,548	(165,499)	(1,577,389)	(25,385)	1,117	(357,278)	(257,274)	(130,260)	(109)
Capital gain distributions	—	—	4,423	67,964	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(51,580)	(38,984)	(125,899)	129,079	(1,056,850)	(2,543,365)	(28,263)	1,163	(464,551)	(368,995)	(120,236)	2,705

From capital transactions:
Net premiums	—	83,708	137,653	189,124	42,266	290,994	93,968	21,731	206,763	873,947	1,203,051	354,477
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	(1,313)	—	(3,781)	(20,787)	(3,299)	—	(2,564)	(13,104)	(52,616)	—
Surrenders	(35,159)	(23,038)	(118,700)	(17,970)	(124,409)	(172,588)	(732)	—	(231,282)	(318,957)	(39,939)	(38,376)
Administrative expenses (note 4a)	(276)	(105)	(656)	(403)	(2,847)	(3,320)	(28)	—	(3,374)	(2,804)	(307)	—
Transfers (to) from the Guarantee Account	(2,289)	38,072	(95,638)	112,009	(81,744)	453,571	73,499	12,742	(179,631)	471,481	603,227	31,314
Transfers (to) from other subaccounts	(3,123)	(6,659)	124,660	151,850	(150,938)	(354,700)	(463)	—	(98,899)	(458,514)	1,138,502	—

Increase (decrease) in net assets from capital transactions (note 5)	(40,847)	91,978	46,006	434,610	(321,453)	193,170	162,945	34,473	(308,987)	552,049	2,851,918	347,415

Increase (decrease) in net assets	(92,427)	52,994	(79,893)	563,689	(1,378,303)	(2,350,195)	134,682	35,636	(773,538)	183,054	2,731,682	350,120
Net assets at beginning of year	408,492	355,498	1,487,563	923,874	3,734,961	6,085,156	35,636	—	5,871,817	5,688,763	350,120	—

Net assets at end of year	$316,065	408,492	1,407,670	1,487,563	2,356,658	3,734,961	170,318	35,636	5,098,279	5,871,817	3,081,802	350,120

Changes in units (note 5):
Units purchased	—	14,492	2,188	36,292	5,324	38,593	24,063	4,528	20,125	100,951	315,754	40,026
Units redeemed	(5,624)	(3,597)	(1,404)	(1,484)	(45,906)	(28,590)	(648)	—	(47,445)	(59,523)	(9,860)	(4,000)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(5,624)	10,895	784	34,808	(40,582)	10,003	23,415	4,528	(27,320)	41,428	305,894	36,026

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Capital Appreciation Portfolio		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from November 18, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001
	2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(33,316)	(9,802)	(1,792)	71	11,464	9,141	(940)	(6)	(517)	(10)
Net realized gain (loss)	(477,542)	(340,348)	(5,530)	(915)	956	1,333	(1,233)	—	(497)	16
Unrealized appreciation (depreciation) on investments	(221,244)	(1,083,650)	(22,012)	210	14,823	(471)	(18,987)	363	(12,638)	954
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(732,102)	(1,433,800)	(29,334)	(634)	27,243	10,003	(21,160)	357	(13,652)	960

From capital transactions:
Net premiums	17,682	278,722	143,325	62,215	—	95,715	81,802	10,746	67,949	20,506
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(1,783)	(34,280)	(13,646)	—	—	—	(8,897)	—	—	—
Surrenders	(258,258)	(172,058)	(220)	—	(5,521)	(13,405)	(556)	—	(507)	—
Administrative expenses (note 4a)	(3,084)	(3,245)	(50)	—	(120)	(52)	(4)	—	(5)	—
Transfers (to) from the Guarantee Account	(129,636)	480,910	22,841	(12,673)	11,252	15,696	33,680	480	915	120
Transfers (to) from other subaccounts	(350,368)	(558,485)	(4,477)	—	172,199	14,526	(505)	—	100	—

Increase (decrease) in net assets from capital transactions (note 5)	(725,447)	(8,436)	147,773	49,542	177,810	112,480	105,520	11,226	68,452	20,626

Increase (decrease) in net assets	(1,457,549)	(1,442,236)	118,439	48,908	205,053	122,483	84,360	11,583	54,800	21,586
Net assets at beginning of year	4,653,531	6,095,767	48,908	—	221,239	98,756	11,583	—	21,586	—

Net assets at end of year	$3,195,982	4,653,531	167,347	48,908	426,292	221,239	95,943	11,583	76,386	21,586

Changes in units (note 5):
Units purchased	1,677	358,669	19,321	7,404	15,407	11,417	13,378	1,137	11,393	2,722
Units redeemed	(70,261)	(363,282)	(2,142)	(1,701)	(474)	(1,222)	(1,152)	—	(85)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(68,584)	(4,613)	17,178	5,703	14,933	10,195	12,226	1,137	11,308	2,722

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)												J.P. Morgan Series Trust II
	Growth Portfolio		Growth Portfolio — Service Shares		International Growth Portfolio		International Growth Portfolio — Service Shares		Worldwide Growth Portfolio		Worldwide Growth Portfolio — Service Shares		Mid Cap Value Portfolio
	Year ended December 31,		Year ended December 31, 2002	Period from November 29, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from October 31, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from September 10, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002
	2002	2001			2002	2001			2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(35,956)	(47,766)	(2,088)	(19)	(7,539)	(8,114)	(458)	12	(13,995)	(32,781)	(1,563)	5	(3)
Net realized gain (loss)	(444,902)	(317,316)	(727)	—	(234,971)	(325,262)	(462)	57	(395,540)	(347,393)	(2,311)	1	—
Unrealized appreciation (depreciation) on investments	(347,869)	(769,930)	(40,480)	(402)	(182,302)	(307,416)	(17,365)	553	(389,293)	(625,073)	(80,645)	713	25
Capital gain distributions	—	7,051	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(828,727)	(1,127,961)	(43,295)	(421)	(424,812)	(640,792)	(18,285)	622	(798,828)	(1,005,247)	(84,519)	719	22

From capital transactions:
Net premiums	9,674	422,537	108,241	39,064	6,046	189,769	83,956	14,862	33,823	265,100	429,314	12,892	1,508
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(13,330)	—	—	(1,838)	(20,329)	—	—	(6,725)	—	(2,306)	—	—
Surrenders	(105,611)	(158,863)	(1,606)	—	(56,593)	(103,432)	(484)	(396)	(62,900)	(160,107)	(6,906)	—	—
Administrative expenses (note 4a)	(2,006)	(2,269)	(18)	—	(1,191)	(1,464)	(10)	—	(1,831)	(1,899)	(33)	—	—
Transfers (to) from the Guarantee Account	(68,113)	383,454	94,307	1,420	(42,795)	173,880	29,797	3,817	(91,130)	462,269	133,625	10,818	14
Transfers (to) from other subaccounts	(262,504)	(355,415)	2,734	—	(68,189)	(335,012)	1,320	—	(268,124)	(548,261)	(1,169)	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(428,560)	276,114	203,658	40,484	(164,560)	(96,588)	114,579	18,283	(396,887)	17,102	552,525	23,710	1,522

Increase (decrease) in net assets	(1,257,287)	(851,847)	160,363	40,063	(589,372)	(737,380)	96,294	18,905	(1,195,715)	(988,145)	468,006	24,429	1,544
Net assets at beginning of year	3,175,099	4,026,946	40,063	—	1,651,579	2,388,959	18,905	—	3,138,058	4,126,203	24,429	—	—

Net assets at end of year	$1,917,812	3,175,099	200,426	40,063	1,062,207	1,651,579	115,199	18,905	1,942,343	3,138,058	492,435	24,429	1,544

Changes in units (note 5):
Units purchased	1,209	55,171	27,960	4,940	709	56,160	15,009	2,260	4,166	68,427	70,641	2,861	152
Units redeemed	(54,497)	(36,422)	(221)	—	(20,024)	(71,205)	(64)	(48)	(52,583)	(66,861)	(1,304)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(53,288)	18,749	27,739	4,940	(19,315)	(15,045)	14,945	2,212	(48,417)	1,566	69,337	2,861	152

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Services Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2002	Period from October 4, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 10, 2001 to December 31, 2001	Year ended December 31, 2002	Period from November 5, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2002	Period from October 22, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,890)	(11)	(4,023)	(12)	(850)	(2)	(3)	1,402	(17)
Net realized gain (loss)	(2,327)	66	(9,475)	50	(412)	102	—	(4,325)	340
Unrealized appreciation (depreciation) on investments	(96,553)	705	(97,021)	751	(15,270)	116	4	(37,777)	137
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(104,770)	760	(110,519)	789	(16,532)	216	1	(40,700)	460

From capital transactions:
Net premiums	328,402	19,064	449,303	8,347	89,085	1,500	1,508	236,370	39,199
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	(4,229)	—	(21,207)	—	—	—	—	—	—
Surrenders	(7,424)	—	(6,582)	(384)	(1,825)	—	—	(6,549)	—
Administrative expenses (note 4a)	(17)	—	(16)	—	(3)	—	—	(31)	—
Transfers (to) from the Guarantee Account	213,621	4,066	159,265	15,222	55,070	2,431	13	110,494	(493)
Transfers (to) from other subaccounts	291,699	—	(8,408)	—	1,316	—	—	867	—

Increase (decrease) in net assets from capital transactions (note 5)	822,052	23,130	572,355	23,185	143,643	3,931	1,521	341,151	38,706

Increase (decrease) in net assets	717,282	23,890	461,836	23,974	127,111	4,147	1,522	300,451	39,166
Net assets at beginning of year	23,890	—	23,974	—	4,147	—	—	39,166	—

Net assets at end of year	$741,172	23,890	485,810	23,974	131,258	4,147	1,522	339,617	39,166

Changes in units (note 5):
Units purchased	109,298	2,753	66,736	2,708	19,593	428	152	50,707	4,952
Units redeemed	(1,524)	—	(4,197)	(44)	(245)	—	—	(961)	—

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	107,774	2,753	62,539	2,664	19,348	428	152	49,746	4,952

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Growth & Income Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from September 25, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2002	2001	2002	2001	2002	2001			2002	2001				2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,380)	(5,251)	119,151	65,973	(10,941)	(12,210)	(4,324)	(16)	78,425	41,179	(23,424)	(63)	(3)	18,889	6,826
Net realized gain (loss)	(187,834)	(266,179)	(10,629)	6,097	(198,619)	(49,052)	(10,412)	2	(81,726)	(9,144)	(16,143)	—	—	(27,674)	(4,537)
Unrealized appreciation (depreciation) on investments	(128,839)	(477,332)	58,725	(19,700)	(288,389)	(261,182)	(68,170)	1,304	(44,530)	(39,598)	(378,953)	2,880	(26)	(131,304)	(28,555)
Capital gain distributions	—	195,038	—	—	—	116,589	—	—	—	—	—	—	—	13,535	20,933

Increase (decrease) in net assets from operations	(323,053)	(553,724)	167,247	52,370	(497,949)	(205,855)	(82,906)	1,290	(47,831)	(7,563)	(418,520)	2,817	(29)	(126,554)	(5,333)

From capital transactions:
Net premiums	18,023	166,989	94,166	533,398	22,329	684,723	475,854	36,981	500	58,407	2,336,042	108,633	1,508	17,832	133,037
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(7,790)	(8,492)	(7,511)	7,635	(15,427)	(15,260)	—	(8,679)	(11,964)	(37,719)	—	—	(15,993)	(2,862)
Surrenders	(33,851)	(52,204)	(95,641)	(108,058)	(110,266)	(44,508)	(18,198)	—	(21,997)	(16,135)	(37,264)	(40)	—	(48,246)	(30,756)
Administrative expenses (note 4a)	(1,105)	(1,111)	(1,638)	(692)	(1,390)	(961)	(44)	—	(396)	(265)	(166)	—	—	(552)	(332)
Transfers (to) from the Guarantee Account	(35,780)	106,665	6,948	121,815	(138,387)	289,258	136,027	1,297	5,233	165,435	577,162	22,273	29	165,724	334,727
Transfers (to) from other subaccounts	(25,166)	(129,538)	457,041	309,700	(38,780)	19,296	146,817	—	(77,022)	279,541	638,798	—	—	(5,592)	175,142

Increase (decrease) in net assets from capital transactions (note 5)	(77,879)	83,011	452,384	848,652	(258,859)	932,381	725,196	38,278	(102,361)	475,019	3,476,853	130,866	1,537	113,173	608,956

Increase (decrease) in net assets	(400,932)	(470,713)	619,631	901,022	(756,808)	726,526	642,290	39,568	(150,192)	467,456	3,058,333	133,683	1,508	(13,381)	603,623
Net assets at beginning of year	1,121,158	1,591,871	1,917,702	1,016,680	1,797,785	1,071,259	39,568	—	881,778	414,322	133,683	—	—	921,602	317,979

Net assets at end of year	$720,226	1,121,158	2,537,333	1,917,702	1,040,977	1,797,785	681,858	39,568	731,586	881,778	3,192,016	133,683	1,508	908,221	921,602

Changes in units (note 5):
Units purchased	2,476	13,487	49,496	86,461	3,342	75,081	91,904	4,207	726	53,240	411,537	14,522	160	14,935	54,806
Units redeemed	(12,798)	(9,495)	(9,372)	(10,418)	(31,885)	(4,595)	(4,076)	—	(13,842)	(3,002)	(8,773)	(4)	—	(5,741)	(2,894)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(10,322)	3,992	40,124	76,043	(28,543)	70,487	87,828	4,207	(13,116)	50,238	402,764	14,518	160	9,194	51,912

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2002	Period from August 15, 2001 to December 31, 2001	Year ended December 31, 2002	Period from September 25, 2001 to December 31, 2001	Year ended December 31, 2002	Period from October 22, 2001 to December 31, 2001	Year ended December 31, 2002	Period from August 13, 2001 to December 31, 2001
	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(6,521)	(9,972)	(11,022)	(14,545)	1,302	86	29,794	499	40,131	1,318	88,808	804
Net realized gain (loss)	(157,603)	(83,539)	(90,868)	(67,222)	82	77	(5,145)	4	37,069	(136)	6,954	(53)
Unrealized appreciation (depreciation) on investments	(19,833)	(336,576)	(182,717)	(297,054)	3,710	(268)	(2,657)	89	22,432	(18,296)	155,010	(4,923)
Capital gain distributions	—	—	—	—	641	—	—	—	179,179	7,829	89,326	3,412

Increase (decrease) in net assets from operations	(183,957)	(430,087)	(284,607)	(378,821)	5,735	(105)	21,992	592	278,811	(9,285)	340,098	(760)

From capital transactions:
Net premiums	3,515	78,424	27,964	236,575	125,394	18,979	629,113	48,497	2,813,285	243,255	5,781,708	214,406
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	(9,228)	—	—	—	—	(7,069)	—	(55,892)	—	(80,226)	—
Surrenders	(29,519)	(8,165)	(23,921)	(28,829)	(1,212)	—	(9,423)	—	(41,375)	(669)	(126,775)	(1,460)
Administrative expenses (note 4a)	(584)	(716)	(525)	(532)	(13)	—	(35)	—	(135)	—	(147)	—
Transfers (to) from the Guarantee Account	(11,007)	30,888	(39,041)	111,652	9,143	(109)	178,547	8,226	470,113	5,127	931,653	18,323
Transfers (to) from other subaccounts	(39,755)	(23,782)	(41,224)	(115,044)	12,685	—	28,283	—	765,441	—	551,357	—

Increase (decrease) in net assets from capital transactions (note 5)	(77,350)	67,421	(76,747)	203,822	145,997	18,870	819,416	56,723	3,951,437	247,713	7,057,570	231,269

Increase (decrease) in net assets	(261,307)	(362,666)	(361,354)	(174,999)	151,732	18,765	841,408	57,315	4,230,248	238,428	7,397,668	230,509
Net assets at beginning of year	603,702	966,368	974,833	1,149,832	18,765	—	57,315	—	238,428	—	230,509	—

Net assets at end of year	$342,395	603,702	613,479	974,833	170,497	18,765	898,723	57,315	4,468,676	238,428	7,628,177	230,509

Changes in units (note 5):
Units purchased	495	6,162	2,913	23,133	14,179	1,814	88,358	5,709	358,257	22,415	690,450	21,925
Units redeemed	(11,410)	(2,352)	(10,850)	(9,563)	(118)	—	(1,733)	—	(8,598)	(60)	(19,579)	(89)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	(10,915)	3,810	(7,937)	13,570	14,061	1,814	86,625	5,709	349,659	22,355	670,871	21,836

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Salomon Brothers Variable Series Funds Inc
	OTC Fund		Investors Fund		Strategic Bond Fund		Total Return Fund
	Year ended December 31, 2002	Period from November 16, 2001 to December 31, 2001	Year ended December 31,		Year ended December 31,		Year ended December 31,
			2002	2001	2002	2001	2002	2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,892)	(1)	(841)	(1,231)	9,466	5,048	557	956
Net realized gain (loss)	(1,236)	—	(11,829)	(15,445)	931	166	(303)	(1,144)
Unrealized appreciation (depreciation) on investments	(49,438)	(18)	(53,202)	(7,288)	5,283	(2,076)	(9,335)	(2,149)
Capital gain distributions	—	—	—	2,984	—	—	—	—

Increase (decrease) in net assets from operations	(52,566)	(19)	(65,872)	(20,980)	15,680	3,138	(9,081)	(2,337)

From capital transactions:
Net premiums	132,173	2,670	—	50,139	—	24,453	4,770	31,209
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—	—	(7,312)	(1,567)	—	—	—
Surrenders	(673)	—	(33,507)	(7,382)	(15,246)	(1,171)	(3,611)	(1,811)
Administrative expenses (note 4a)	(15)	—	(176)	(117)	(218)	(28)	(78)	(37)
Transfers (to) from the Guarantee Account	117,065	(3)	17,827	69,754	(25,092)	101,317	4,983	8,948
Transfers (to) from other subaccounts	7,535	—	16,018	98,685	138,659	21,967	41,081	34,580

Increase (decrease) in net assets from capital transactions (note 5)	256,085	2,667	162	203,767	96,536	146,538	47,145	72,889

Increase (decrease) in net assets	203,519	2,648	(65,710)	182,787	112,216	149,676	38,064	70,552
Net assets at beginning of year	2,648	—	249,136	66,349	157,369	7,693	101,648	31,096

Net assets at end of year	$206,167	2,648	183,426	249,136	269,585	157,369	139,712	101,648

Changes in units (note 5):
Units purchased	36,955	308	3,488	17,788	12,082	13,496	5,127	6,890
Units redeemed	(98)	—	(4,149)	(1,203)	(3,674)	(109)	(372)	(170)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	36,857	308	(661)	16,585	8,408	13,387	4,755	6,720

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued

	Van Kampen Life Investment Trust
	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio Class II Shares
	Period from May 1, 2002 to December 31, 2002	Period from May 1, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(46)	(57)
Net realized gain (loss)	1	1,052
Unrealized appreciation (depreciation) on investments	90	—
Capital gain distributions	—	—

Increase (decrease) in net assets from operations	45	995

From capital transactions:
Net premiums	—	20,522
Transfers (to) from the general account of GE Capital Life Assurance Company of New York:
Death benefits	—	—
Surrenders	—	—
Administrative expenses (note 4a)	—	—
Transfers (to) from the Guarantee Account	3	(1,174)
Transfers (to) from other subaccounts	20,343	(20,343)

Increase (decrease) in net assets from capital transactions (note 5)	20,346	(995)

Increase (decrease) in net assets	20,391	—
Net assets at beginning of year	—	—

Net assets at end of year	$20,391	—

Changes in units (note 5):
Units purchased	2,539	2,830
Units redeemed	—	(2,830)

Net increase (decrease) in units from capital transactions with contract owners during the year ended December 31, 2002	2,539	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

December 31, 2002

(1)	Description of Entity

GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund — Series I Shares to AIM V.I. Premier Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U.S. Government Bond Portfolio — Administrative Class Shares to Long-Term U.S. Government Portfolio — Administrative Class Shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

In September, 2002, 27 subaccounts were added to the Account for Type II, III, IV and V units and made available in contracts offered through certain distribution channels (see note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM Variable Insurance Funds — AIM V.I. Blue Chip Fund — Series I Shares, American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I, American Century Variable Portfolios, Inc. — VP International Fund — Class I, American Century Variable Portfolios, Inc. — VP Ultra Fund — Class I, American Century Variable Portfolios, Inc. — VP Value Fund — Class I, Dreyfus —Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares, Dreyfus — Dreyfus Variable Investment Fund — Money Market Portfolio, Eaton Vance Variable Trust — VT Floating-Rate Income Fund, Eaton Vance Variable Trust — VT Income Fund of Boston, Eaton Vance Variable Trust — VT Worldwide Health Sciences Fund, Franklin Templeton Variable Insurance Products Trust — Franklin Large Cap Growth Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust — Mutual Shares Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust — Templeton Foreign Securities Fund — Class 2 Shares, Franklin Templeton Variable Insurance Trust —Templeton Global Asset Allocation Fund — Class 2 Shares, J.P. Morgan Series Trust II — Bond Portfolio, J.P. Morgan Series Trust II —International Opportunities Portfolio, J.P. Morgan Series Trust II — Mid Cap Value Portfolio, J.P. Morgan Series Trust II —Small Company Portfolio, J.P. Morgan Series Trust II — U.S. Disciplined Equity Portfolio, MFS® Variable Insurance Trust — MFS® Strategic Income Series — Service Class Shares, MFS® Variable Insurance Trust — MFS® Total Return Series — Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Capital Appreciation Fund/VA —Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares, Scudder Variable Series II — SVS Dreman High Return Equity Portfolio — Class B Shares, and Scudder Variable Series II — SVS Dreman Small Cap Value Portfolio — Class B Shares.

In December, 2002, 40 subaccounts became effective with the Securities and Exchange Commission to be offered through contract form NY1157 (See note 2b). Of these subaccounts, 38 were previously offered through other unit types. The two new subaccounts invest in the Alliance Variable Products Series Fund, Inc. — Technology Portfolio — Class B and the Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA — Service Shares. The 40 subaccounts to be offered through contract form NY1157 are to be offered as Type VI units. As of December 31, 2002, contract form NY1157 had not yet been offered for sale and no units for this contract had been issued.

During May 2002, two subaccounts were added to the Account for Type II, III, IV and V policies (See note 2b). These subaccounts invest in the Van Kampen Life Investment Trust —  Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust —  Emerging Growth Portfolio — Class II Shares.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series — Service Class Shares to MFS® Investors Growth Stock Series — Service Class Shares and its MFS® Growth With Income Series — Service Class Shares to MFS® Investors Trust Series — Service Class Shares.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

In 2001, 36 new subaccounts were added to the Account for Type II and Type III contracts (See note 2b). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Quasar Portfolio Class B, Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares, Dreyfus — The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares, Federated Insurance Series —Federated High Income Bond Fund II Service Shares, Federated Insurance Series — Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund — VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund — VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II — VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc. — Value Equity Fund, GE Investments Funds, Inc. — Small-Cap Value Equity Fund, Janus Aspen Series — Aggressive Growth Portfolio Service Shares, Janus Aspen Series — Balanced Portfolio Service Shares, Janus Aspen Series — Capital Appreciation Portfolio Service Shares, Janus Aspen Series — Global Life Sciences Portfolio Service Shares, Janus Aspen Series — Global Technology Portfolio Service Shares, Janus Aspen Series — Growth Portfolio Service Shares, Janus Aspen Series — International Growth Portfolio Service Shares, Janus Aspen Series — Worldwide Growth Portfolio Service Shares, MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust — MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust — MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust — MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Growth & Income Fund/VA Service Shares, PIMCO Variable Insurance Trust — Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust — High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust — Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust — Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust — OTC Fund.

All designated portfolios are series type mutual funds.

(2)	Summary of Significant Accounting Policies

    (a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and distributions are recorded on the ex-dividend date. Certain 2001 distributions received from the Janus Funds have been reclassified from capital gain distributions to investment income in the current year’s presentation of the 2001 Statements of Changes in Net Assets and the 2001 Financial Highlights. Such reclassifications had no impact on net assets or net asset value per unit. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

    (b)  Unit Class

There are six unit classes included in the Account. Type I units are sold under policy Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Blue Chip Fund — Series I Shares	$1,522	$3
AIM V.I. Capital Appreciation Fund — Series I Shares	137,437	32,365
AIM V.I. Growth Fund — Series I Shares	146,262	8,464
AIM V.I. Premier Equity Fund — Series I Shares	979,705	80,514
The Alger American Fund:
Alger American Growth Portfolio	74,698	249,483
Alger American Small Capitalization Portfolio	145,040	199,264
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	2,402,477	380,054
Premier Growth Portfolio — Class B	344,972	45,710
Quasar Portfolio — Class B	100,657	1,453
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	151,793	8,169
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	49,345	1,893
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	125,528	252,519
Federated High Income Bond Fund II — Primary Shares	181,053	120,056
Federated High Income Bond Fund II — Service Shares	672,261	69,368
Federated International Small Company Fund II	41,683	401
Federated Utility Fund II	68,605	82,958

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio	$575,743	$483,179
VIP Equity-Income Portfolio — Service Class 2	1,155,831	115,497
VIP Growth Portfolio	172,111	493,784
VIP Growth Portfolio — Service Class 2	479,541	16,237
VIP Overseas Portfolio	115,628	97,227
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio	91,744	98,433
VIP II Contrafund® Portfolio	223,019	495,962
VIP II Contrafund® Portfolio — Service Class 2	923,046	60,457
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio	233,996	309,506
VIP III Growth & Income Portfolio — Service Class 2	511,091	14,647
VIP III Growth Opportunities Portfolio	49,710	137,680
VIP III Mid Cap Portfolio — Service Class 2	1,405,416	76,878
GE Investments Funds, Inc.:
Global Income Fund	136,964	54,830
Income Fund	1,060,069	571,739
International Equity Fund	1,900,383	1,910,969
Mid-Cap Value Equity Fund	2,257,460	472,124
Money Market Fund	9,389,600	9,154,741
Premier Growth Equity Fund	683,949	163,856
Real Estate Securities Fund	373,731	301,850
S&P 500® Index Fund	7,235,102	1,861,047
Small-Cap Value Equity Fund	2,208,053	76,077
Total Return Fund	136,183	200,473
U.S. Equity Fund	1,063,170	546,428
Value Equity Fund	683,287	21,082
Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund	33,139	73,833
Goldman Sachs Mid Cap Value Fund	609,024	567,297
Janus Aspen Series:
Aggressive Growth Portfolio	126,167	486,931
Aggressive Growth Portfolio — Service Shares	168,250	6,671
Balanced Portfolio	679,898	935,710
Balanced Portfolio — Service Shares	3,094,099	227,676
Capital Appreciation Portfolio	118,009	879,011
Capital Appreciation Portfolio — Service Shares	256,667	110,679
Flexible Income Portfolio	222,000	30,738
Global Life Sciences Portfolio — Service Shares	116,286	11,694
Global Technology Portfolio — Service Shares	69,835	1,894
Growth Portfolio	82,887	547,486
Growth Portfolio — Service Shares	206,228	4,822
International Growth Portfolio	137,869	310,363
International Growth Portfolio — Service Shares	118,052	3,918
Worldwide Growth Portfolio	93,231	504,716
Worldwide Growth Portfolio — Service Shares	568,212	16,949

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
J.P. Morgan Series Trust II:
Mid Cap Value Portfolio	$1,522	$2
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	839,095	25,101
MFS® Investors Trust Series — Service Class Shares	619,838	51,615
MFS® New Discovery Series — Service Class Shares	145,810	3,252
MFS® Total Return Series — Service Class Shares	1,520	3
MFS® Utilities Series — Service Class Shares	366,574	23,966
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	49,247	133,059
Oppenheimer Bond Fund/VA	959,632	387,651
Oppenheimer Capital Appreciation Fund/VA	153,381	419,854
Oppenheimer Global Securities Fund/VA — Service Shares	784,780	64,750
Oppenheimer High Income Fund/VA	406,160	429,849
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	3,604,458	151,245
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	1,537	2
Oppenheimer Multiple Strategies Fund/VA	353,544	208,217
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	5,611	89,584
PBHG Large Cap Growth Portfolio	38,139	126,271
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	151,895	3,900
High Yield Portfolio — Administrative Class Shares	904,171	59,768
Long-Term U.S. Government Portfolio — Administrative Class Shares	4,650,390	445,172
Total Return Portfolio — Administrative Class Shares	8,296,856	1,065,946
Rydex Variable Trust:
OTC Fund	260,085	5,860
Salomon Brothers Variable Series Funds Inc:
Investors Fund	95,812	94,324
Strategic Bond Fund	299,831	193,857
Total Return Fund	56,506	8,828
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	20,343	39
Emerging Growth Portfolio — Class II Shares	20,522	21,574

(4)	Related Party Transactions

(a)  GE Capital Life

The purchase payments transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. These fees are now discussed by unit type.

Unit Type	Contract Form Number	Effective	Surrender Charges	Annual Contract Maintenance Charge	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account	Enhanced Benefit Rider as a percentage of the daily net assets of the Account
I	NY1066	April 1996	6% or less within six years of any purchase payment	$25 if contract value is less than $75,000.15%		1.25%	NA
II	NY1155	March 2001	6% or less within six years of any purchase payment	$30 if contract value is less than $40,000.15%		1.30%	NA
III	NY1155	March 2001	6% or less within six years of any purchase payment	$30 if contract value is less than $40,000.15%		1.50%	NA
IV	NY1155	February 2002	8% or less within eight years of any purchase payment	$30 if contract value is less than $40,000.15%		1.30%	.15%
V	NY1155	February 2002	8% or less within eight years of any purchase payment	$30 if contract value is less than $40,000.15%		1.50%	.15%
VI	NY1157	December 2002	6% or less within four years of any purchase payment	None	.15%	1.55%	NA

NA = Not applicable

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Capital Life.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

annuities issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

(e) GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% for the Income Fund, 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .49% for the Total Return Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity Fund.

(f) Bonus Credit

For Type IV and V unit contracts, transfers from the general account include approximately $1.7 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2002.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended December 31, 2002 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2002 and 2001 follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolios divided by the average net assets.

The total return below represents the annual total return for the year or lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio
2002	94,583	$7.05	$667	1.40%	0.04%	(33.93)%
2001	116,401	10.67	1,242	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio
2002	112,540	5.30	596	1.40%	0.00%	(27.26)%
2001	120,238	7.29	877	1.40%	0.05%	(30.51)%

Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2002	71,618	8.25	591	1.40%	1.22%	(21.33)%
2001	86,104	10.49	903	1.40%	1.30%	(4.06)%
Federated High Income Bond Fund II — Primary Shares
2002	39,512	8.75	346	1.40%	9.72%	(0.03)%
2001	35,628	8.75	312	1.40%	9.96%	(0.04)%
Federated Utility Fund II
2002	59,594	6.28	374	1.40%	5.49%	(25.01)%
2001	66,291	8.37	555	1.40%	3.17%	(14.93)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio
2002	205,624	8.69	1,787	1.40%	1.72%	(18.11)%
2001	205,859	10.61	2,184	1.40%	1.18%	(6.29)%
VIP Growth Portfolio
2002	184,088	7.43	1,368	1.40%	0.26%	(31.08)%
2001	220,112	10.78	2,373	1.40%	0.07%	(18.81)%
VIP Overseas Portfolio
2002	79,406	6.55	520	1.40%	0.78%	(21.40)%
2001	76,209	8.34	636	1.40%	4.13%	(22.28)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Asset ManagerSM Portfolio
2002	36,459	9.18	335	1.40%	3.89%	(10.00)%
2001	38,600	10.20	394	1.40%	3.25%	(5.44)%
VIP II Contrafund® Portfolio
2002	266,682	9.43	2,515	1.40%	0.86%	(10.62)%
2001	292,608	10.55	3,087	1.40%	0.77%	(13.48)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
2002	118,325	$8.22	$973	1.40%	1.42%	(17.78)%
2001	129,686	10.00	1,297	1.40%	1.05%	(10.03)%
VIP III Growth Opportunities Portfolio
2002	94,861	5.99	568	1.40%	1.07%	(22.94)%
2001	107,227	7.78	834	1.40%	0.34%	(15.63)%

GE Investments Funds, Inc.:
Global Income Fund
2002	26,915	10.74	289	1.40%	0.72%	15.00%
2001	18,108	9.34	169	1.40%	0.00%	(3.06)%
Income Fund
2002	139,847	12.55	1,755	1.40%	3.28%	8.35%
2001	107,991	11.58	1,251	1.40%	7.43%	5.92%

International Equity Fund
2002	33,523	6.16	207	1.40%	1.00%	(24.90)%
2001	32,993	8.21	271	1.40%	1.07%	(21.97)%

Mid-Cap Value Equity Fund
2002	82,630	10.07	832	1.40%	1.07%	(14.97)%
2001	72,587	11.85	860	1.40%	1.07%	(1.09)%
Money Market Fund
2002	441,788	11.30	4,992	1.40%	1.43%	0.06%
2001	551,692	11.29	6,229	1.40%	3.86%	2.51%

Premier Growth Equity Fund
2002	228,482	6.82	1,558	1.40%	0.05%	(22.12)%
2001	217,761	8.76	1,908	1.40%	0.14%	(10.42)%

Real Estate Securities Fund
2002	21,508	12.40	267	1.40%	3.47%	(2.73)%
2001	18,334	12.74	234	1.40%	4.95%	10.27%
S&P 500® Index Fund
2002	793,100	7.53	5,972	1.40%	1.64%	(23.45)%
2001	867,363	9.84	8,535	1.40%	1.30%	(13.50)%

Total Return Fund
2002	77,826	10.26	798	1.40%	2.10%	(10.58)%
2001	86,294	11.48	991	1.40%	3.97%	(4.26)%

U.S. Equity Fund
2002	262,389	8.83	2,317	1.40%	0.88%	(20.39)%
2001	290,715	11.09	3,224	1.40%	1.06%	(9.76)%

Goldman Sachs Variable Insurance Trust (VIT):
Goldman Sachs Growth and Income Fund
2002	43,415	7.28	316	1.40%	1.41%	(12.58)%
2001	49,039	8.33	408	1.40%	0.53%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2002	111,631	12.61	1,408	1.40%	0.94%	(6.03)%
2001	110,847	13.42	1,488	1.40%	1.12%	10.48%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Janus Aspen Series:
Aggressive Growth Portfolio
2002	322,388	$7.31	$2,357	1.40%	0.00%	(28.94)%
2001	362,970	10.29	3,735	1.40%	0.00%	(40.30)%
Balanced Portfolio
2002	436,123	11.69	5,098	1.40%	2.41%	(7.75)%
2001	463,443	12.67	5,872	1.40%	2.64%	(6.01)%
Capital Appreciation Portfolio
2002	326,788	9.78	3,196	1.40%	0.56%	(16.85)%
2001	395,372	11.77	4,654	1.40%	1.22%	(22.78)%
Flexible Income Portfolio
2002	34,323	12.42	426	1.40%	5.07%	8.93%
2001	19,390	11.41	221	1.40%	6.56%	6.22%
Growth Portfolio
2002	267,105	7.18	1,918	1.40%	0.00%	(27.54)%
2001	320,393	9.91	3,175	1.40%	0.07%	(25.79)%
International Growth Portfolio
2002	138,128	7.69	1,062	1.40%	0.85%	(26.63)%
2001	157,443	10.49	1,652	1.40%	1.00%	(24.32)%
Worldwide Growth Portfolio
2002	258,634	7.51	1,942	1.40%	0.86%	(26.54)%
2001	307,051	10.22	3,138	1.40%	0.47%	(23.53)%

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2002	95,648	7.53	720	1.40%	0.70%	(28.80)%
2001	105,970	10.58	1,121	1.40%	0.97%	(32.24)%
Oppenheimer Bond Fund/VA
2002	214,302	11.84	2,537	1.40%	6.86%	7.55%
2001	174,178	11.01	1,918	1.40%	6.25%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2002	116,440	8.94	1,041	1.40%	0.65%	(27.88)%
2001	144,983	12.40	1,798	1.40%	0.55%	(13.81)%
Oppenheimer High Income Fund/VA
2002	82,108	8.91	732	1.40%	10.40%	(3.76)%
2001	95,224	9.26	882	1.40%	7.44%	0.54%
Oppenheimer Multiple Strategies Fund/VA
2002	88,780	10.23	908	1.40%	3.37%	(11.65)%
2001	79,586	11.58	922	1.40%	2.48%	0.78%

PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2002	52,036	6.58	342	1.40%	0.00%	(31.40)%
2001	62,951	9.59	604	1.40%	0.00%	(41.31)%
PBHG Large Cap Growth Portfolio
2002	73,913	8.30	613	1.40%	0.00%	(30.31)%
2001	81,850	11.91	975	1.40%	0.00%	(29.29)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s

Salomon Brothers Variable Series Funds Inc:
Investors Fund
2002	21,504	$8.53	$183	1.40%	1.06%	(24.13)%
2001	22,165	11.24	249	1.40%	0.87%	(5.50)%
Strategic Bond Fund
2002	22,522	11.97	270	1.40%	5.70%	7.32%
2001	14,114	11.15	157	1.40%	8.42%	5.41%
Total Return Fund
2002	14,344	9.74	140	1.40%	1.93%	(8.17)%
2001	9,589	10.60	102	1.40%	2.62%	(2.19)%

Type II:

AIM Variable Insurance Funds:
AIM V.I. Blue Chip Fund — Series I Shares
2002	151	9.70	1	1.45%	0.00%	(3.02)%
2001	—	—	—	—	—	—
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	10,256	6.65	68	1.45%	0.00%	(25.45)%
2001	4,333	8.92	39	1.45%	0.00%	(10.77)%
AIM V.I. Growth Fund — Series I Shares
2002	13,055	5.95	78	1.45%	0.00%	(31.97)%
2001	4,761	8.75	42	1.45%	0.51%	(12.48)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	75,286	6.23	469	1.45%	0.49%	(31.27)%
2001	14,343	9.06	130	1.45%	0.22%	(9.40)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	113,958	7.12	811	1.45%	0.55%	(7.11)%
2001	32,844	9.29	305	1.45%	0.00%	(1.31)%
Premier Growth Portfolio — Class B
2002	42,999	6.03	259	1.45%	0.00%	(31.85)%
2001	20,916	8.85	185	1.45%	0.00%	(11.51)%
Quasar Portfolio — Class B
2002	2,906	6.28	18	1.45%	0.00%	(33.05)%
2001	386	9.39	4	1.45%	0.00%	(6.14)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	7,283	9.63	70	1.45%	1.49%	(1.93)%
2001	245	9.82	2	1.45%	1.13%	(1.81)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2002	7,848	6.04	47	1.45%	0.45%	(29.98)%
2001	1,048	8.63	9	1.45%	0.02%	(13.74)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	44,925	$9.58	$430	1.45%	6.18%	(0.24)%
2001	2,238	9.59	21	1.45%	0.00%	(0.10)%
Federated International Small Company Fund II
2002	2,096	6.37	13	1.45%	0.00%	(18.67)%
2001	30	7.83	1	1.45%	0.00%	(21.73)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	72,137	7.54	544	1.45%	0.45%	(18.35)%
2001	16,406	9.24	152	1.45%	0.00%	(7.61)%
VIP Growth Portfolio — Service Class 2
2002	31,710	6.11	194	1.45%	0.04%	(31.31)%
2001	6,389	8.89	57	1.45%	0.00%	(11.12)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	29,566	8.41	249	1.45%	0.09%	(10.92)%
2001	3,048	9.44	29	1.45%	0.00%	(5.90)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	19,892	7.77	155	1.45%	0.29%	(18.05)%
2001	4,205	9.49	40	1.45%	0.00%	(5.14)%
VIP III Mid Cap Portfolio — Service Class 2
2002	46,954	9.05	425	1.45%	0.12%	(11.33)%
2001	9,631	10.21	98	1.45%	0.00%	(4.92)%

GE Investments Funds, Inc.:
Income Fund
2002	3,625	10.65	39	1.45%	3.28%	6.47%
2001	—	—	—	—	—	—
Mid-Cap Value Equity Fund
2002	118,661	8.11	962	1.45%	1.07%	(15.02)%
2001	9,068	9.54	87	1.45%	1.07%	(1.14)%
Money Market Fund
2002	275,280	1.01	278	1.45%	1.43%	0.00%
2001	108,666	1.01	110	1.45%	3.86%	2.46%
Premier Growth Equity Fund
2002	37,355	7.25	271	1.45%	0.05%	(22.16)%
2001	2,290	9.31	21	1.45%	0.14%	(10.47)%
S&P 500® Index Fund
2002	627,019	7.02	4,402	1.45%	1.64%	(23.49)%
2001	24,366	9.17	223	1.45%	1.30%	(13.55)%
Small-Cap Value Equity Fund
2002	153,331	9.12	1,398	1.45%	0.45%	(15.11)%
2001	9,466	10.74	102	1.45%	0.66%	8.37%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
U.S. Equity Fund
2002	71,518	$7.35	$526	1.45%	0.88%	(20.44)%
2001	2,014	9.24	19	1.45%	1.06%	(9.81)%
Value Equity Fund
2002	37,464	7.45	279	1.45%	1.41%	(18.76)%
2001	2,533	9.17	23	1.45%	1.11%	(8.34)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	19,456	5.58	109	1.45%	0.00%	(29.16)%
2001	4,528	7.87	36	1.45%	0.00%	(21.29)%
Balanced Portfolio — Service Shares
2002	110,810	8.94	991	1.45%	2.58%	(8.03)%
2001	33,503	9.72	326	1.45%	1.84%	(2.84)%
Capital Appreciation Portfolio — Service Shares
2002	18,054	7.11	128	1.45%	0.35%	(17.15)%
2001	3,985	8.58	34	1.45%	0.27%	(14.23)%
Global Life Sciences Portfolio — Service Shares
2002	4,698	7.07	33	1.45%	0.00%	(30.57)%
2001	1,137	10.19	12	1.45%	0.00%	1.90%
Global Technology Portfolio — Service Shares
2002	5,022	4.62	23	1.45%	0.00%	(41.79)%
2001	2,389	7.93	19	1.45%	0.00%	(20.65)%
Growth Portfolio — Service Shares
2002	20,303	5.86	119	1.45%	0.00%	(27.79)%
2001	4,940	8.11	40	1.45%	0.00%	(18.86)%
International Growth Portfolio — Service Shares
2002	8,952	6.26	56	1.45%	0.64%	(26.84)%
2001	1,742	8.55	15	1.45%	0.19%	(14.45)%
Worldwide Growth Portfolio — Service Shares
2002	23,802	6.25	149	1.45%	0.76%	(26.79)%
2001	2,421	8.54	21	1.45%	0.13%	(14.62)%

J.P. Morgan Series Trust II:
Mid Cap Value Portfolio
2002	152	10.16	2	1.45%	0.00%	(1.63)%
2001	—	—	—	—	—	—

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	40,187	6.19	249	1.45%	0.00%	(28.77)%
2001	2,249	8.68	20	1.45%	0.00%	(13.16)%
MFS® Investors Trust Series — Service Class Shares
2002	16,546	6.99	116	1.45%	0.31%	(22.30)%
2001	2,238	9.00	20	1.45%	0.00%	(10.02)%
MFS® New Discovery Series — Service Class Shares
2002	10,094	6.52	66	1.45%	0.00%	(32.79)%
2001	428	9.70	4	1.45%	0.00%	(2.96)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
MFS® Total Return Series — Service Class Shares
2002	152	$10.03	$2	1.45%	0.00%	(.27)%
2001	—	—	—	—	—	—
MFS® Utilities Series — Service Class Shares
2002	40,100	6.01	241	1.45%	2.08%	(24.02)%
2001	4,890	7.91	39	1.45%	0.00%	(20.91)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	21,128	7.20	152	1.45%	0.11%	(23.49)%
2001	3,283	9.41	31	1.45%	0.00%	(5.94)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	128,125	7.35	942	1.45%	0.21%	(20.21)%
2001	12,321	9.21	113	1.45%	0.00%	(11.58)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2002	160	9.43	2	1.45%	0.00%	(5.71)%
2001	—	—	—	—	—	—

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	2,641	11.04	29	1.45%	1.97%	6.62%
2001	1,017	10.35	11	1.45%	0.75%	6.02%
High Yield Portfolio — Administrative Class Shares
2002	26,611	9.78	260	1.45%	7.28%	(2.62)%
2001	5,392	10.04	54	1.45%	2.06%	0.80%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	150,388	12.37	1,860	1.45%	3.35%	15.88%
2001	12,309	10.67	131	1.45%	0.94%	4.31%
Total Return Portfolio — Administrative Class Shares
2002	276,091	11.36	3,136	1.45%	3.39%	7.49%
2001	13,530	10.56	143	1.45%	0.87%	6.78%

Rydex Variable Trust:
OTC Fund
2002	17,154	5.18	89	1.45%	0.00%	(39.74)%
2001	308	8.59	3	1.45%	0.00%	(14.09)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	988	6.63	7	1.65%	0.00%	(25.61)%
2001	302	8.91	3	1.65%	0.00%	(10.88)%
AIM V.I. Growth Fund — Series I Shares
2002	768	5.93	5	1.65%	0.00%	(32.11)%
2001	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
AIM V.I. Premier Equity Fund — Series I Shares
2002	20,837	$6.21	$129	1.65%	0.49%	(31.41)%
2001	4,725	9.05	43	1.65%	0.22%	(14.02)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	64,654	7.09	458	1.65%	0.55%	(23.55)%
2001	16,785	9.28	156	1.65%	0.00%	(7.22)%
Premier Growth Portfolio — Class B
2002	6,812	6.01	41	1.65%	0.00%	(31.98)%
2001	2,429	8.84	21	1.65%	0.00%	(11.62)%
Quasar Portfolio — Class B
2002	1,529	6.26	10	1.65%	0.00%	(33.19)%
2001	—	—	—	—	—	—

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	134	9.60	1	1.65%	1.49%	(2.12)%
2001	—	—	—	—	—	—

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	3,837	9.55	37	1.65%	6.18%	(0.44)%
2001	53	9.58	1	1.65%	0.00%	(0.31)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	9,911	7.52	75	1.65%	0.45%	(18.52)%
2001	2,062	9.23	19	1.65%	0.00%	(6.80)%
VIP Growth Portfolio — Service Class 2
2002	12,319	6.09	75	1.65%	0.04%	(31.45)%
2001	468	8.88	4	1.65%	0.00%	(19.23)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	3,086	8.38	26	1.65%	0.09%	(11.10)%
2001	808	9.43	8	1.65%	0.00%	(13.92)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	10,540	7.75	82	1.65%	0.29%	(18.22)%
2001	158	9.47	1	1.65%	0.00%	(10.52)%
VIP III Mid Cap Portfolio — Service Class 2
2002	13,738	9.02	124	1.65%	0.12%	(11.51)%
2001	1,571	10.20	16	1.65%	0.00%	(5.12)%

GE Investments Funds, Inc.:
Mid-Cap Value Equity Fund
2002	17,118	8.08	138	1.65%	1.07%	(15.19)%
2001	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s
Money Market Fund
2002	179,540	$1.01	$181	1.65%	1.43%	(0.20)%
2001	9,904	1.01	10	1.65%	3.86%	2.25%
Premier Growth Equity Fund
2002	1,795	7.23	13	1.65%	0.05%	(22.32)%
2001	29	9.30	—	1.65%	0.14%	(10.65)%
S&P 500® Index Fund
2002	34,661	6.99	242	1.65%	1.64%	(23.65)%
2001	2,381	9.16	22	1.65%	1.30%	(13.72)%
Small-Cap Value Equity Fund
2002	8,759	9.09	80	1.65%	0.45%	(15.28)%
2001	1,266	10.73	14	1.65%	0.66%	8.15%
U.S. Equity Fund
2002	5,075	7.33	37	1.65%	0.88%	(20.60)%
2001	28	9.23	—	1.65%	1.06%	(9.99)%
Value Equity Fund
2002	8,216	7.42	61	1.65%	1.41%	(18.93)%
2001	—	—	—	—	—	—

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	1,801	5.56	10	1.65%	0.00%	(29.31)%
2001	—	—	—	—	—	—
Balanced Portfolio — Service Shares
2002	41,381	8.91	369	1.65%	2.58%	(8.21)%
2001	2,523	9.70	24	1.65%	1.84%	(6.48)%
Capital Appreciation Portfolio — Service Shares
2002	1,214	7.08	9	1.65%	0.35%	(17.32)%
2001	1,718	8.57	15	1.65%	0.27%	(23.13)%
Global Life Sciences Portfolio — Service Shares
2002	5,576	7.05	39	1.65%	0.00%	(30.71)%
2001	—	—	—	—	—	—
Global Technology Portfolio — Service Shares
2002	333	4.60	2	1.65%	0.00%	(41.91)%
2001	333	7.93	3	1.65%	0.00%	(38.36)%
Growth Portfolio — Service Shares
2002	4,967	5.84	29	1.65%	0.00%	(27.93)%
2001	—	—	—	—	—	—
International Growth Portfolio — Service Shares
2002	891	6.24	6	1.65%	0.64%	(26.98)%
2001	470	8.54	4	1.65%	0.19%	(24.70)%
Worldwide Growth Portfolio — Service Shares
2002	10,366	6.23	65	1.65%	0.76%	(26.94)%
2001	440	8.53	4	1.65%	0.13%	(23.90)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:		Unit Value	000s

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	15,424	$6.17	$95	1.65%	0.00%	(28.91)%
2001	504	8.67	4	1.65%	0.00%	(26.08)%
MFS® Investors Trust Series — Service Class Shares
2002	5,971	6.97	42	1.65%	0.31%	(22.46)%
2001	426	8.99	4	1.65%	0.00%	(17.49)%
MFS® New Discovery Series — Service Class Shares
2002	2,072	6.50	13	1.65%	0.00%	(32.93)%
2001	—	—	—	—	—	—
MFS® Utilities Series — Service Class Shares
2002	8,996	5.99	54	1.65%	2.08%	(24.17)%
2001	62	7.90	—	1.65%	0.00%	(25.70)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	3,631	7.17	26	1.65%	0.11%	(23.65)%
2001	924	9.39	9	1.65%	0.00%	(13.63)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	24,867	7.33	182	1.65%	0.21%	(20.37)%
2001	2,197	9.20	20	1.65%	0.00%	(11.76)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	1,640	11.00	18	1.65%	1.97%	6.40%
2001	797	10.34	8	1.65%	0.75%	5.80%
High Yield Portfolio — Administrative Class Shares
2002	13,819	9.74	135	1.65%	7.28%	(2.82)%
2001	317	10.03	3	1.65%	2.06%	0.59%
Long-Term U. S. Government Portfolio — Administrative Class Shares
2002	27,306	12.33	337	1.65%	3.35%	15.64%
2001	10,046	10.66	107	1.65%	0.94%	4.09%
Total Return Portfolio — Administrative Class Shares
2002	62,340	11.32	706	1.65%	3.39%	7.27%
2001	8,306	10.55	88	1.65%	0.87%	6.57%

Rydex Variable Trust:
OTC Fund
2002	5,514	5.16	28	1.65%	0.00%	(39.86)%
2001	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund — Series I Shares
2002	5,694	$7.40	$42	1.60%	0.00%	(26.03)%
AIM V.I. Growth Fund — Series I Shares
2002	8,091	6.89	56	1.60%	0.00%	(31.08)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	18,661	7.01	131	1.60%	0.49%	(29.91)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	70,629	7.56	534	1.60%	0.55%	(24.38)%
Premier Growth Portfolio — Class B
2002	10,095	7.13	72	1.60%	0.00%	(28.70)%
Quasar Portfolio — Class B
2002	7,344	6.78	50	1.60%	0.00%	(32.21)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	6,285	8.98	56	1.60%	1.49%	(10.21)%

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	12,646	9.80	124	1.60%	6.18%	(1.99)%
Federated International Small Company Fund II
2002	2,767	7.92	22	1.60%	0.00%	(20.84)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	33,456	7.85	263	1.60%	0.45%	(21.47)%
VIP Growth Portfolio — Service Class 2
2002	20,580	6.81	140	1.60%	0.04%	(31.93)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	60,564	8.78	532	1.60%	0.09%	(12.17)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	19,172	8.15	156	1.60%	0.29%	(18.54)%
VIP III Mid Cap Portfolio — Service Class 2
2002	48,119	8.77	422	1.60%	0.12%	(12.26)%

GE Investments Funds, Inc.:
Income Fund
2002	1,450	10.64	15	1.60%	3.28%	6.36%
Mid-Cap Value Equity Fund
2002	28,293	8.02	227	1.60%	1.07%	(19.81)%
Money Market Fund
2002	449,804	1.00	450	1.60%	1.43%	(.16)%
Premier Growth Equity Fund
2002	11,446	7.60	87	1.60%	0.05%	(24.00)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
S&P 500® Index Fund
2002	46,625	$7.54	$352	1.60%	1.64%	(24.63)%
Small-Cap Value Equity Fund
2002	51,245	8.41	431	1.60%	0.45%	(15.89)%
U.S. Equity Fund
2002	12,337	7.79	96	1.60%	0.88%	(22.13)%
Value Equity Fund
2002	26,584	7.88	209	1.60%	1.41%	(21.18)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	5,577	7.74	43	1.60%	0.00%	(22.58)%
Balanced Portfolio — Service Shares
2002	80,645	9.09	733	1.60%	2.58%	(9.10)%
Global Life Sciences Portfolio — Service Shares
2002	198	7.59	2	1.60%	0.00%	(24.11)%
Global Technology Portfolio — Service Shares
2002	3,896	5.96	23	1.60%	0.00%	(40.39)%
Growth Portfolio — Service Shares
2002	6,285	7.08	45	1.60%	0.00%	(29.22)%
International Growth Portfolio — Service Shares
2002	5,962	7.33	44	1.60%	0.64%	(26.67)%
Worldwide Growth Portfolio — Service Shares
2002	33,137	7.34	243	1.60%	0.76%	(26.60)%

MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	20,603	7.24	149	1.60%	0.00%	(27.61)%
MFS® Investors Trust Series — Service Class Shares
2002	35,076	7.70	270	1.60%	0.31%	(23.04)%
MFS® New Discovery Series — Service Class Shares
2002	7,509	6.83	51	1.60%	0.00%	(31.66)%
MFS® Utilities Series — Service Class Shares
2002	4,054	7.99	32	1.60%	2.08%	(20.14)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	47,524	7.49	356	1.60%	0.11%	(25.09)%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	127,593	7.83	999	1.60%	0.21%	(21.70)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	3,186	10.65	34	1.60%	1.97%	6.50%
High Yield Portfolio — Administrative Class Shares
2002	39,904	9.71	387	1.60%	7.28%	(2.85)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	101,339	$11.70	$1,186	1.60%	3.35%	16.97%
Total Return Portfolio — Administrative Class Shares
2002	242,867	10.69	2,596	1.60%	3.39%	6.94%

Rydex Variable Trust:
OTC Fund
2002	13,798	6.13	85	1.60%	0.00%	(38.70)%

Type V:
AIM Variable Insurance Funds:
AIM V.I. Growth Fund — Series I Shares
2002	1,967	6.88	14	1.80%	0.00%	(26.15)%
AIM V.I. Premier Equity Fund — Series I Shares
2002	15,527	7.00	109	1.80%	0.49%	(30.03)%

Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2002	29,436	7.55	222	1.80%	0.55%	(24.51)%
Premier Growth Portfolio — Class B
2002	3,300	7.12	23	1.80%	0.00%	(28.81)%

Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio—Initial Shares
2002	1,178	8.96	11	1.80%	1.49%	(10.36)%

Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2002	1,030	9.78	10	1.80%	6.18%	(2.16)%
Federated International Small Company Fund II
2002	427	7.90	3	1.80%	0.00%	(20.97)%

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2
2002	22,674	7.84	178	1.80%	0.45%	(21.60)%
VIP Growth Portfolio — Service Class 2
2002	1,830	6.80	12	1.80%	0.04%	(32.04)%

Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2
2002	2,258	8.77	20	1.80%	0.09%	(12.32)%

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio — Service Class 2
2002	10,477	8.13	85	1.80%	0.29%	(18.68)%
VIP III Mid Cap Portfolio — Service Class 2
2002	42,836	8.76	375	1.80%	0.12%	(12.40)%

GE Investments Funds, Inc.:
Income Fund
2002	160	10.62	2	1.80%	3.28%	6.20%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Mid-Cap Value Equity Fund
2002	19,610	$8.01	$157	1.80%	1.07%	(19.94)%
Money Market Fund
2002	686,286	1.00	686	1.80%	1.43%	(.33)%
Premier Growth Equity Fund
2002	1,455	7.59	11	1.80%	0.05%	(24.13)%
S&P 500® Index Fund
2002	60,298	7.52	453	1.80%	1.64%	(24.75)%
Small-Cap Value Equity Fund
2002	13,607	8.40	114	1.80%	0.45%	16.03%
U.S. Equity Fund
2002	2,356	7.77	18	1.80%	0.88%	(22.26)%
Value Equity Fund
2002	9,306	7.87	73	1.80%	1.41%	(21.31)%

Janus Aspen Series:
Aggressive Growth Portfolio — Service Shares
2002	1,109	7.73	9	1.80%	0.00%	(22.70)%
Balanced Portfolio — Service Shares
2002	109,084	9.07	989	1.80%	2.58%	(9.26)%
Capital Appreciation Portfolio — Service Shares
2002	3,613	8.41	30	1.80%	0.35%	(15.86)%
Global Life Sciences Portfolio — Service Shares
2002	2,891	7.58	22	1.80%	0.00%	(24.23)%
Global Technology Portfolio — Service Shares
2002	4,779	5.95	28	1.80%	0.00%	(40.49)%
Growth Portfolio — Service Shares
2002	1,124	7.07	8	1.80%	0.00%	(29.93)%
International Growth Portfolio — Service Shares
2002	1,352	7.32	10	1.80%	0.64%	26.79%
Worldwide Growth Portfolio — Service Shares
2002	4,893	7.33	36	1.80%	0.76%	(26.73)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2002	34,313	7.23	248	1.80%	0.00%	(27.74)%
MFS® Investors Trust Series — Service Class Shares
2002	7,610	7.68	58	1.80%	0.31%	(23.17)%
MFS® New Discovery Series — Service Class Shares
2002	101	6.82	1	1.80%	0.00%	(31.78)%
MFS® Utilities Series — Service Class Shares
2002	1,548	7.97	12	1.80%	2.08%	(20.77)%

Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA — Service Shares
2002	19,752	7.48	148	1.80%	0.11%	(25.22)%

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements — Continued

December 31, 2002

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:		Unit Value	000s
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares
2002	136,697	$7.82	$1,069	1.80%	0.21%	(21.83)%

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2002	8,408	10.63	89	1.80%	1.97%	6.32%
High Yield Portfolio — Administrative Class Shares
2002	12,000	9.70	116	1.80%	7.28%	(3.01)%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2002	92,981	11.68	1,086	1.80%	3.35%	16.78%
Total Return Portfolio — Administrative Class Shares
2002	111,409	10.68	1,190	1.80%	3.39%	6.76%

Rydex Variable Trust:
OTC Fund
2002	699	6.12	4	1.80%	0.00%	(38.80)%

Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2002	2,539	8.03	20	1.80%	0.00%	(19.71)%